SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___                                          [ ]

Post-Effective Amendment No.    52     (File No. 2-57328)                [X]
                             --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                                     [ ]

Amendment No.    42    (File No. 811-2686)                               [X]
              --------

AXP TAX-EXEMPT SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 Marquette Ave., Suite 2810,
Minneapolis, MN 55474
(612) 330-9283

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Jan. 29, 2004 pursuant to  paragraph  (b)
[ ] 60 days after  filing  pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph  (a)(2) of rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R)
   Intermediate
        Tax-Exempt
           Fund

AXP Intermediate Tax-Exempt Fund seeks to provide shareholders with a high level of current income exempt from federal taxes.

Prospectus


Jan. 29, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank  or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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(logo)                                                               (logo)
American                                                            AMERICAN
  Express(R)                                                         EXPRESS(R)
 Funds
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

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p


Fees and Expenses                          8p

Investment Manager                         9p

Other Securities and
 Investment Strategies                    10p

Buying and Selling Shares                 11p

Valuing Fund Shares                       11p

Investment Options                        11p

Purchasing Shares                         13p

Transactions Through Third Parties        15p

Sales Charges                             15p

Exchanging/Selling Shares                 18p

Distributions and Taxes                   21p

Financial Highlights                      23p

Appendix                                  26p


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The Fund

GOAL

AXP Intermediate Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of current income exempt from federal taxes. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. These investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Services, Inc.,
(2) of comparable rating given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by American Express Financial Corporation (AEFC), the Fund's investment manager, to be of investment grade quality. The Fund may invest up to 20% of its net assets in bonds that are unrated or considered lower quality (junk bonds). The Fund may invest up to 20% of its net assets in bonds whose interest is subject to the alternative minimum tax.


The Fund invests in municipal securities that have maturities ranging from two to 15 years and maintains a dollar-weighted average portfolio maturity of between three and ten years.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o    Identifying municipal obligations that:

     o    are high or medium quality,

     o have similar qualities to high or medium quality obligations, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency,

     o    have short- or intermediate-term maturities,

     o    have characteristics better than that of comparable investments.

o Identifying investments that contribute to portfolio diversification. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     o    The security is overvalued relative to alternative investments.

     o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

     o Political, economic, or other events could affect the issuer's performance.

     o    AEFC expects the issuer to call the security.

     o    AEFC identifies a more attractive opportunity.

     o The issuer or the security continues to meet the other standards described above.


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


Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. The Fund is not managed with respect to tax efficiency.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Interest Rate Risk

     Credit Risk

     Legal/Legislative Risk

     Call/Prepayment Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

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

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year that the Fund has existed, and

o    how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

(bar chart)
                               CLASS A PERFORMANCE
                            (based on calendar years)
10%

 8%                                                           +8.63%

 6%

 4%                      +5.01%  +4.61%       +5.87%  +4.79%

 2%                                                                 +3.69%

 0%                                    +0.99%

      1994   1995  1996   1997    1998  1999   2000    2001   2002   2003


During the period shown in the bar chart, the highest return for a calendar quarter was +4.45% (quarter ending September 2002) and the lowest return for a calendar quarter was -0.48% (quarter ending December 2001).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of Dec. 31, 2003 was +3.69%.


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
Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                        Since               Since
                                                           1 year       5 years  inception (A, B, Y)    inception (C)
Intermediate Tax-Exempt:
   Class A
     Return before taxes                                   -1.24%       +3.75%        +4.13%(a)              N/A
     Return after taxes on distributions                   -1.30%       +3.72%        +4.11%(a)              N/A
     Return after taxes on distributions
     and sale of fund shares                               +0.23%       +3.68%        +4.02%(a)              N/A
   Class B
     Return before taxes                                   -0.90%       +3.81%        +4.06%(a)              N/A
   Class C
     Return before taxes                                   +3.10%         N/A            N/A              +5.22%(c)
   Class Y
     Return before taxes                                   +3.90%       +4.90%        +4.97%(a)              N/A
Lehman Brothers Municipal 3-15 Year Bond Index             +5.12%       +5.83%        +6.31%(b)           +7.96%(d)
Lipper Short/Intermediate Municipal Debt Funds Index       +3.70%       +4.52%        +4.62%(b)           +5.62%(d)
Lehman Brothers Municipal 1-3 Year Bond Index              +2.68%       +4.82%        +4.91%(b)           +5.64%(d)


(a) Inception date was Nov. 13, 1996.

(b) Measurement period started Dec. 1, 1996.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns


After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class C shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


Lehman Brothers Municipal 3-15 Year Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue and pre-refunded bonds that have an approximate maturity of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.


The Lipper Short/Intermediate Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


Lehman Brothers Municipal 1-3 Year Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue and pre-refunded bonds that have an approximate maturity of 3 years. The index is frequently used as a general performance measure of tax-exempt bonds with shorter maturities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the Fund.

Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Lehman Brothers Municipal 1-3 Year Bond Index to the Lehman Brothers Municipal 3-15 Year Bond Index. The investment manager, made this recommendation because the new index more closely represents the Fund's holdings. We will include both indexes in this transition year. In the future, however, only the Lehman Brothers 3-15 Year Bond Index will be included.



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

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)


                                                           Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                        4.75%       none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)    none(b)      5%        1%(c)      none


Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.19%    0.20%   0.19%    0.26%
Total                                          0.89%    1.65%   1.64%    0.71%
Fee waiver/expense reimbursement               0.01%    0.01%   0.01%    0.01%
Net expenses                                   0.88%    1.64%   1.63%    0.70%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.


(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2004. Under this agreement, total expenses will not exceed 0.88% for Class A; 1.64% for Class B; 1.63% for Class C and 0.70% for Class Y.

(e) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses. Effective May 2003, the Fund's transfer agency fee increased. The percentages above reflect the increase.



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


Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                         1 year      3 years    5 years    10 years
Class A(a)                $561        $745        $944     $1,522
Class B                   $567(b)     $820(b)     $997(b)  $1,755(c)
Class C                   $166        $517        $892     $1,948
Class Y                   $ 72        $226        $395     $  885


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                         1 year      3 years    5 years    10 years
Class A(a)                $561        $745        $944     $1,522
Class B                   $167        $520        $897     $1,755(b)
Class C                   $166        $517        $892     $1,948
Class Y                   $ 72        $226        $395     $  885

(a)  Includes a 4.75% sales charge.


(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


INVESTMENT MANAGER

Management of the Fund's portfolio is coordinated by:


Terry Fettig, Portfolio Manager, CFA

o    Managed the Fund since 2003.

o    Leader of the municipal securities sector team.

o    Joined AEFC in 1986.

o    Began investment career in 1978.

o    MBA, University of Notre Dame.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.


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9p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments such as money market securities and other short-term tax-exempt securities. Additionally the Fund may use derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

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

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

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

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

                Class A            Class B        Class C         Class Y
--------------- ------------------ -------------- --------------- --------------
Availability    Available to       Available to   Available to    Limited to
                all investors.     all            all investors.  qualifying
                                   investors.                     institutional
                                                                  investors.
--------------- ------------------ -------------- --------------- --------------
Initial Sales   Yes. Payable       No. Entire     No. Entire      No. Entire
Charge          at time of         purchase       purchase        purchase price
                purchase.          price is       price is        is invested in
                Lower sales        invested in    invested in     shares of the
                charge for         shares of      shares of the   Fund.
                larger             the Fund.      Fund.
                investments.
--------------- ------------------ -------------- --------------- --------------

Deferred Sales  On purchases       Maximum 5%     1% CDSC         None.
Charge          over $1,000,000,   CDSC during    applies if
                1% CDSC            the first      you sell your
                applies if you     year           shares less
                sell your          decreasing     than one year
                shares less        to 0% after    after
                than one year      six years.     purchase.
                after purchase.

--------------- ------------------ -------------- --------------- --------------
Distribution    Yes.* 0.25%        Yes.* 1.00%    Yes.* 1.00%     Yes. 0.10%
and/or
Shareholder
Service Fee
--------------- ------------------ -------------- --------------- --------------
Conversion to   N/A                Yes,           No.             No.
Class A                            automatically
                                   in ninth
                                   calendar
                                   year of
                                   ownership.
--------------- ------------------ -------------- --------------- --------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

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12p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

PURCHASING SHARES


To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:                     Use the Social Security or
                                              Employer Identification number of:
--------------------------------------------- ----------------------------------
Individual or joint account                   The individual or one of the
                                              owners listed on the joint account
--------------------------------------------- ----------------------------------
Custodian account of a minor                  The minor
(Uniform Gifts/Transfers to Minors Act)
--------------------------------------------- ----------------------------------
A revocable living trust                      The grantor-trustee (the person
                                              who puts the money into the trust)
--------------------------------------------- ----------------------------------
An irrevocable trust, pension trust or        The legal entity (not the personal
estate                                        representative or trustee, unless
                                              no legal entity is designated in
                                              the account title)
--------------------------------------------- ----------------------------------

Sole proprietorship or single-owner LLC       The owner
--------------------------------------------- ----------------------------------
Partnership or multi-member LLC               The partnership
--------------------------------------------- ----------------------------------
Corporate or LLC electing corporate status    The corporation
on Form 8837

--------------------------------------------- ----------------------------------
Association, club or tax-exempt organization  The organization
--------------------------------------------- ----------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

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


Methods of purchasing shares

By mail


Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:                         $2,000*
Additional investments:                     $500**
Account balances:                           $300
Qualified account balances:                 none


If your Fund account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.


 *   $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:                         $2,000*
Additional investments:                     $100**
Account balances:                           none (on a scheduled investment plan
                                            with monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 *   $100 for direct at fund accounts.

**   $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 872-4377 for brokerage accounts

(800) 967-4377 for wrap accounts


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


TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                       Sales charge as percentage of:
Total market value       Public offering price*             Net amount invested
Up to $49,999                     4.75%                            4.99%
$50,000-$99,999                   4.25                             4.44
$100,000-$249,999                 3.50                             3.63
$250,000-$499,999                 2.50                             2.56
$500,000-$999,999                 2.00                             2.04
$1,000,000 or more                0.00                             0.00

* Offering price includes the sales charge.


The sales charge on Class A shares may be lower than 4.75%, based on the combined market value of:

o    your current investment in this Fund,

o    your previous investment in this Fund, and


o investments you and your primary household group have made in other American Express mutual funds where you have paid a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges and are excluded from the total. If you or any member of your primary household group elects to split the primary household group into individual household groups (for example, by asking that account statements be sent to separate addresses), assets will no longer be combined for purposes of reducing the sales charge.


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15p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Other Class A sales charge policies
o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.


o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.

o purchases made within 90 days after a sale of American Express Fund shares (up to the amount sold). Send the Fund a written request along with your payment, indicating the account number, the date and the amount of the sale.


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

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o   within the University of Massachusetts After-Tax Savings Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:       The CDSC percentage rate is:
First year                                         5%
Second year                                        4%
Third year                                         4%
Fourth year                                        3%
Fifth year                                         2%
Sixth year                                         1%
Seventh year                                       0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
17p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59 1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.


To prevent abuse or adverse effects on the Fund and its shareholders, the Distributor and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgment has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


--------------------------------------------------------------------------------
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

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.


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


Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


Include in your letter:


o    your account number


o    the name of the fund(s)

o    the class of shares to be exchanged or sold

o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell


o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable


o    any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 872-4377 for brokerage accounts

(800) 437-3133 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000


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


By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.


o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the Internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.



--------------------------------------------------------------------------------
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

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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22p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001      2000       1999
Net asset value, beginning of period                                    $5.29      $5.19     $5.04     $5.02      $5.14
Income from investment operations:
Net investment income (loss)                                              .15        .16       .18       .19        .19
Net gains (losses) (both realized and unrealized)                         .15        .12       .15       .02      (.12)
Total from investment operations                                          .30        .28       .33       .21        .07
Less distributions:
Dividends from net investment income                                     (.15)      (.17)     (.18)     (.19)      (.19)
Distributions from realized gains                                        (.01)      (.01)       --        --         --
Total distributions                                                      (.16)      (.18)     (.18)     (.19)      (.19)
Net asset value, end of period                                          $5.43      $5.29     $5.19     $5.04      $5.02

Ratios/supplemental data
Net assets, end of period (in millions)                                  $131        $91       $50       $31        $29
Ratio of expenses to average daily net assets(c)                         .88%(e)    .89%(e)  1.02%      .99%       .90%(e)
Ratio of net investment income (loss) to average daily net assets       2.85%      3.13%     3.45%     3.72%      3.78%
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%         9%
Total return(i)                                                         5.86%      5.45%     6.60%     4.22%      1.44%

See accompanying notes to financial highlights.


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


Class B
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001      2000       1999
Net asset value, beginning of period                                    $5.29      $5.19     $5.03     $5.02      $5.14
Income from investment operations:
Net investment income (loss)                                              .11        .12       .14       .15        .15
Net gains (losses) (both realized and unrealized)                         .14        .12       .16       .01       (.12)
Total from investment operations                                          .25        .24       .30       .16        .03
Less distributions:
Dividends from net investment income                                     (.11)      (.13)     (.14)     (.15)      (.15)
Distributions from realized gains                                        (.01)      (.01)       --        --         --
Total distributions                                                      (.12)      (.14)     (.14)     (.15)      (.15)
Net asset value, end of period                                          $5.42      $5.29     $5.19     $5.03      $5.02

Ratios/supplemental data
Net assets, end of period (in millions)                                   $28        $20       $12        $9         $9
Ratio of expenses to average daily net assets(c)                        1.64%(f)   1.64%(f)  1.78%     1.75%      1.65%(f)
Ratio of net investment income (loss) to average daily net assets       2.09%      2.38%     2.69%     2.90%      3.02%
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%         9%
Total return(i)                                                         4.86%      4.66%     6.01%     3.23%       .69%

Class C
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001   2000(b)
Net asset value, beginning of period                                    $5.29      $5.18     $5.03     $5.00
Income from investment operations:
Net investment income (loss)                                              .11        .12       .14       .06
Net gains (losses) (both realized and unrealized)                         .14        .13       .15       .03
Total from investment operations                                          .25        .25       .29       .09
Less distributions:
Dividends from net investment income                                     (.11)      (.13)     (.14)     (.06)
Distributions from realized gains                                        (.01)      (.01)       --        --
Total distributions                                                      (.12)      (.14)     (.14)     (.06)
Net asset value, end of period                                          $5.42      $5.29     $5.18     $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                   $13         $8        $1       $--
Ratio of expenses to average daily net assets(c)                        1.63%(g)   1.64%(g)  1.77%     1.75%(d)
Ratio of net investment income (loss) to average daily net assets       2.09%      2.35%     2.66%     3.34%(d)
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%
Total return(i)                                                         4.87%      4.86%     5.82%     1.96%(j)

See accompanying notes to financial highlights.


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


Class Y
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001      2000       1999
Net asset value, beginning of period                                    $5.26      $5.16     $5.02     $5.01      $5.13
Income from investment operations:
Net investment income (loss)                                              .16        .17       .19       .20        .21
Net gains (losses) (both realized and unrealized)                         .15        .12       .14       .01       (.12)
Total from investment operations                                          .31        .29       .33       .21        .09
Less distributions:
Dividends from net investment income                                     (.16)      (.18)     (.19)     (.20)      (.21)
Distributions from realized gains                                        (.01)      (.01)       --        --         --
Total distributions                                                      (.17)      (.19)     (.19)     (.20)      (.21)
Net asset value, end of period                                          $5.40      $5.26     $5.16     $5.02      $5.01

Ratios/supplemental data
Net assets, end of period (in millions)                                   $--        $--       $--       $--        $--
Ratio of expenses to average daily net assets(c)                         .70%(h)    .81%(h)   .95%      .92%       .80%(h)
Ratio of net investment income (loss) to average daily net assets       3.13%      3.26%     3.49%     3.76%      4.03%
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%         9%
Total return(i)                                                         6.08%      5.67%     6.62%     4.24%      1.59%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.89%, 0.97% and 1.02% for the periods ended Nov. 30, 2003, 2002 and 1999, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.65%, 1.73% and 1.78% for the periods ended Nov. 30, 2003, 2002 and 1999, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.64% and 1.72% for the periods ended Nov. 30, 2003 and 2002, respectively.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.71%, 0.90% and 0.94% for the periods ended Nov. 30, 2003, 2002 and 1999, respectively.

(i)  Total return does not reflect payment of a sales charge.

(j)  Not annualized.


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25p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Appendix

2004 Federal Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine federal taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250-$178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 28.84%. This is the rate you will use in Step 2.

Qualifying Dividend Rates

                                            Adjusted gross income
Taxable income                   $0         $142,700     $214,050
                                 to            to           to          Over
                               $142,700    $214,050(1)  $336,550(2)  $336,550(1)
Married Filing Jointly
 $      0      -   $ 58,100      5.00%
   58,100      -    117,250     15.00         15.45%
  117,250      -    178,650     15.00         15.45        16.19%
  178,650      -    319,100     15.00         15.45        16.19       15.45%
Over 319,100                    15.00                      16.19(3)    15.45

                                            Adjusted gross income
Taxable income                   $0         $142,700
                                 to            to          Over
                               $142,700    $265,200(2)  $265,200(1)
Single
 $      0      -   $ 29,050      5.00%
   29,050      -     70,350     15.00
   70,350      -    146,750     15.00         15.82%
  146,750      -    319,100     15.00         15.82        15.45%
Over 319,100                    15.00                      15.45



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26p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Ordinary Income Rates

                                            Adjusted gross income
Taxable income                   $0         $142,700     $214,050
                                 to            to           to          Over
                               $142,700    $214,050(1)  $336,550(2)  $336,550(1)
Married Filing Jointly
 $      0      -   $ 14,300     10.00%
   14,300      -     58,100     15.00
   58,100      -    117,250     25.00         25.75%
  117,250      -    178,650     28.00         28.84        30.23%
  178,650      -    319,100     33.00         33.99        35.63       33.99%
Over 319,100                    35.00                      37.79(3)    36.05

                                            Adjusted gross income
Taxable income                   $0         $142,700
                                 to            to          Over
                               $142,700    $265,200(2)  $265,200(1)
Single
 $      0      -    $ 7,150     10.00%
    7,150      -     29,050     15.00
   29,050      -     70,350     25.00
   70,350      -    146,750     28.00         29.53%
  146,750      -    319,100     33.00         34.81        33.99%
Over 319,100                    35.00                      36.05

(1)  Assumes a phase-out of itemized deductions.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100


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27p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 28.84%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.22% yield.

                                       For these Tax-Exempt Rates:
              1.00%  1.50%   2.00%  2.50%  3.00%   3.50%  4.00%  4.50%   5.00%  5.50%  6.00%
Marginal Tax Rates         The Tax-Equivalent Yields are (%):
 5.00%        1.05   1.58    2.11   2.63   3.16    3.68   4.21   4.74    5.26   5.79   6.32
10.00%        1.11   1.67    2.22   2.78   3.33    3.89   4.44   5.00    5.56   6.11   6.67
15.00%        1.18   1.76    2.35   2.94   3.53    4.12   4.71   5.29    5.88   6.47   7.06
15.45%        1.18   1.77    2.37   2.96   3.55    4.14   4.73   5.32    5.91   6.51   7.10
15.82%        1.19   1.78    2.38   2.97   3.56    4.16   4.75   5.35    5.94   6.53   7.13
16.19%        1.19   1.79    2.39   2.98   3.58    4.18   4.77   5.37    5.97   6.56   7.16
25.00%        1.33   2.00    2.67   3.33   4.00    4.67   5.33   6.00    6.67   7.33   8.00
25.75%        1.35   2.02    2.69   3.37   4.04    4.71   5.39   6.06    6.73   7.41   8.08
28.00%        1.39   2.08    2.78   3.47   4.17    4.86   5.56   6.25    6.94   7.64   8.33
28.84%        1.41   2.11    2.81   3.51   4.22    4.92   5.62   6.32    7.03   7.73   8.43
29.53%        1.42   2.13    2.84   3.55   4.26    4.97   5.68   6.39    7.10   7.80   8.51
30.23%        1.43   2.15    2.87   3.58   4.30    5.02   5.73   6.45    7.17   7.88   8.60
33.00%        1.49   2.24    2.99   3.73   4.48    5.22   5.97   6.72    7.46   8.21   8.96
33.99%        1.51   2.27    3.03   3.79   4.54    5.30   6.06   6.82    7.57   8.33   9.09
34.81%        1.53   2.30    3.07   3.83   4.60    5.37   6.14   6.90    7.67   8.44   9.20
35.00%        1.54   2.31    3.08   3.85   4.62    5.38   6.15   6.92    7.69   8.46   9.23
35.63%        1.55   2.33    3.11   3.88   4.66    5.44   6.21   6.99    7.77   8.54   9.32
36.05%        1.56   2.35    3.13   3.91   4.69    5.47   6.25   7.04    7.82   8.60   9.38
37.79%        1.61   2.41    3.21   4.02   4.82    5.63   6.43   7.23    8.04   8.84   9.64


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28p   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2686

Ticker Symbol
Class A: INFAX    Class B: INFBX
Class C: --       Class Y: --

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6355-99 L (1/04)

AXP(R)
   Tax-Exempt Bond
           Fund

AXP Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.

Prospectus


Jan. 29, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank  or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
(logo)                                                               (logo)
American                                                            AMERICAN
  Express(R)                                                         EXPRESS(R)
 Funds
--------------------------------------------------------------------------------

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          7p

Investment Manager                         8p

Other Securities and
  Investment Strategies                    9p

Buying and Selling Shares                 10p

Valuing Fund Shares                       10p

Investment Options                        10p

Purchasing Shares                         12p


Transactions Through Third Parties        14p


Sales Charges                             14p

Exchanging/Selling Shares                 17p

Distributions and Taxes                   20p

Financial Highlights                      22p


Appendix                                  25p




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2p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

The Fund

GOAL

AXP Tax-Exempt Bond Fund (the Fund) seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in bonds and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. Investments will be (1) rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc.,
(2) of comparable rating given by other independent rating agencies, or (3) unrated bonds and other debt obligations that are believed by American Express Financial Corporation (AEFC), the Fund's investment manager, to be of investment grade quality. The Fund does not intend to invest in debt obligations the interest from which is subject to the alternative minimum tax.

The selection of high and medium quality obligations that are tax-exempt is the primary decision in building the investment portfolio.


In pursuit of the Fund's goal, AEFC chooses debt obligations by:


o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o    Identifying municipal bonds that:

     o    are high or medium quality,

     o have similar qualities to high or medium quality municipal bonds in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency,

     o    have intermediate- or long-term maturities, and

     o    have characteristics better than that of comparable bonds.

o Identifying investments that contribute to portfolio diversification. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     o    The security is overvalued relative to alternative investments.

     o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

     o Political, economic, or other events could affect the issuer's performance.

     o    AEFC expects the issuer to call the security.

     o    AEFC identifies a more attractive opportunity.

     o The issuer or the security continues to meet the other standards described above.

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3p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objectives. During these times AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes. The Fund is not managed with respect to tax efficiency.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Interest Rate Risk

     Credit Risk

     Legal/Legislative Risk

     Call/Prepayment Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

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4p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to recognized indexes.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

(bar chart)

                               CLASS A PERFORMANCE
                            (based on calendar years)
 20%
 15%        +18.78%
 10%                       +9.95                 +12.63
  5%                               +5.58                           +8.00
  0%                +1.99                                 +3.84            +3.76
 -5%                                       -4.43
-10% -7.37%

      1994   1995   1996   1997    1998    1999   2000    2001     2002    2003


During the period shown in the bar chart, the highest return for a calendar quarter was +7.63% (quarter ending March 1995) and the lowest return for a calendar quarter was -6.89% (quarter ending March 1994).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The Fund's Class A year to date return as of Dec. 31, 2003 was +3.76%.


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5p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                      Since             Since
                                                1 year    5 years    10 years    inception (B&Y)    inception (C)
Tax-Exempt Bond:
   Class A
     Return before taxes                        -1.16%     +3.59%     +4.51%           N/A               N/A
     Return after taxes on distributions        -2.05%     +3.37%     +4.40%           N/A               N/A
     Return after taxes on distributions
     and sale of fund shares                    +1.28%     +3.66%     +4.52%           N/A               N/A
   Class B
     Return before taxes                        -0.83%     +3.66%       N/A         +5.04%(a)            N/A
   Class C
     Return before taxes                        +2.97%       N/A        N/A            N/A            +6.09%(c)
   Class Y
     Return before taxes                        +3.85%     +4.74%       N/A         +5.96%(a)            N/A
Lehman Brothers Municipal Bond Index            +5.31%     +5.83%     +6.03%        +6.73%(b)         +7.72%(d)
Lipper General Municipal Debt Funds Index       +5.34%     +4.90%     +5.30%        +6.00%(b)         +7.13%(d)


(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns


After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.


The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

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6p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class C shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
                                                           Class A       Class B     Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                         4.75%         none        none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)     none(b)        5%         1%(c)        none

Annual Fund operating expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:   Class A  Class B Class C  Class Y
Management fees                                 0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                       0.25%    1.00%   1.00%    0.00%
Other expenses(d)                               0.12%    0.13%   0.14%    0.21%
Total                                           0.82%    1.58%   1.59%    0.66%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."


(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.


(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses. Effective May 2003, the Fund's transfer agency fee increased. The percentages above reflect the increase.


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7p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                        1 year      3 years    5 years    10 years
Class A(a)               $555        $725        $909     $1,444
Class B                  $561(b)     $799(b)     $961(b)  $1,678(c)
Class C                  $162        $502        $867     $1,894
Class Y                  $ 67        $211        $368     $  826


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                        1 year      3 years    5 years    10 years
Class A(a)               $555        $725        $909     $1,444
Class B                  $161        $499        $861     $1,678(b)
Class C                  $162        $502        $867     $1,894
Class Y                  $ 67        $211        $368     $  826

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER

The team that manages the Fund's portfolio is led by:

Terry Fettig, Portfolio Manager

o    Managed the Fund since 2003.

o    Leader of the municipal securities sector team.

o Joined AEFC in 1986 as a fixed income analyst and became a fund manager in 1992.

o    Began investment career in 1978 as a securities analyst.

o    MBA, University of Notre Dame.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.


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8p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.


The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and other short-term tax-exempt securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

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9p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including 401(k) plans, banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.

The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

--------------------------------------------------------------------------------
10p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


                Class A            Class B        Class C         Class Y
--------------- ------------------ -------------- --------------- --------------
Availability    Available to       Available to   Available to    Limited to
                all investors.     all            all investors.  qualifying
                                   investors.                     institutional
                                                                  investors.
--------------- ------------------ -------------- --------------- --------------
Initial Sales   Yes. Payable       No. Entire     No. Entire      No. Entire
Charge          at time of         purchase       purchase        purchase price
                purchase.          price is       price is        is invested in
                Lower sales        invested in    invested in     shares of the
                charge for         shares of      shares of the   Fund.
                larger             the Fund.      Fund.
                investments.
--------------- ------------------ -------------- --------------- --------------

Deferred Sales  On purchases       Maximum 5%     1% CDSC         None.
Charge          over $1,000,000,   CDSC during    applies if
                1% CDSC            the first      you sell your
                applies if you     year           shares less
                sell your          decreasing     than one year
                shares less        to 0% after    after
                than one year      six years.     purchase.
                after purchase.

--------------- ------------------ -------------- --------------- --------------
Distribution    Yes.* 0.25%        Yes.* 1.00%    Yes.* 1.00%     Yes. 0.10%
and/or
Shareholder
Service Fee
--------------- ------------------ -------------- --------------- --------------
Conversion to   N/A                Yes,           No.             No.
Class A                            automatically
                                   in ninth
                                   calendar
                                   year of
                                   ownership.
--------------- ------------------ -------------- --------------- --------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

--------------------------------------------------------------------------------
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



PURCHASING SHARES


To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:                     Use the Social Security or
                                              Employer Identification number of:
--------------------------------------------- ----------------------------------
Individual or joint account                   The individual or one of the
                                              owners listed on the joint account
--------------------------------------------- ----------------------------------
Custodian account of a minor                  The minor
(Uniform Gifts/Transfers to Minors Act)
--------------------------------------------- ----------------------------------
A revocable living trust                      The grantor-trustee (the person
                                              who puts the money into the trust)
--------------------------------------------- ----------------------------------
An irrevocable trust, pension trust or        The legal entity (not the personal
estate                                        representative or trustee, unless
                                              no legal entity is designated in
                                              the account title)
--------------------------------------------- ----------------------------------

Sole proprietorship or single-owner LLC       The owner
--------------------------------------------- ----------------------------------
Partnership or multi-member LLC               The partnership
--------------------------------------------- ----------------------------------
Corporate or LLC electing corporate status    The corporation
on Form 8837

--------------------------------------------- ----------------------------------
Association, club or tax-exempt organization  The organization
--------------------------------------------- ----------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

--------------------------------------------------------------------------------
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



Methods of purchasing shares

By mail

Once your account has been established, send your check to:


American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:                   $2,000*
Additional investments:               $500**
Account balances:                     $300
Qualified account balances:           none

If your Fund account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 *   $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:                   $2,000*
Additional investments:               $100**
Account balances:                     none (on a scheduled investment plan with
                                      monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 *   $100 for direct at fund accounts.

**   $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 872-4377 for brokerage accounts

(800) 967-4377 for wrap accounts


--------------------------------------------------------------------------------
13p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:


                                      Sales charge as percentage of:
Total market value      Public offering price*               Net amount invested
Up to $49,999                    4.75%                              4.99%
$50,000-$99,999                  4.25                               4.44
$100,000-$249,999                3.50                               3.63
$250,000-$499,999                2.50                               2.56
$500,000-$999,999                2.00                               2.04
$1,000,000 or more               0.00                               0.00


* Offering price includes the sales charge.


The sales charge on Class A shares may be lower than 4.75%, based on the combined market value of:


o    your current investment in this Fund,

o    your previous investment in this Fund, and


o investments you and your primary household group have made in other American Express mutual funds where you have paid a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges and are excluded from the total. If you or any member of your primary household group elects to split the primary household group into individual household groups (for example, by asking that account statements be sent to separate addresses), assets will no longer be combined for purposes of reducing the sales charge.


--------------------------------------------------------------------------------
14p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Other Class A sales charge policies

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged. During that year, the CDSC will be waived only in the circumstances described for waivers for Class B and Class C shares.


o purchases made within 90 days after a sale of American Express Fund shares (up to the amount sold). Send the Fund a written request along with your payment, indicating the account number, the date and the amount of the sale.


--------------------------------------------------------------------------------
15p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o   within the University of Massachusetts After-Tax Savings Program, or

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:      The CDSC percentage rate is:
First year                                        5%
Second year                                       4%
Third year                                        4%
Fourth year                                       3%
Fifth year                                        2%
Sixth year                                        1%
Seventh year                                      0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
16p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o    at least 59 1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o    selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.


To prevent abuse or adverse effects on the Fund and its shareholders, the Distributor and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgment has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


--------------------------------------------------------------------------------
17p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.


Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.


--------------------------------------------------------------------------------
18p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


Include in your letter:


o    your account number


o    the name of the fund(s)


o    the class of shares to be exchanged or sold


o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell


o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable


o    any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 872-4377 for brokerage accounts

(800) 437-3133 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100


Maximum sale amount:       $100,000


--------------------------------------------------------------------------------
19p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.


o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the Internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


--------------------------------------------------------------------------------
20p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
21p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001     2000    1999
Net asset value, beginning of period                                    $4.05    $4.05    $3.93    $3.84   $4.18
Income from investment operations:
Net investment income (loss)                                              .15      .17      .19      .20     .21
Net gains (losses) (both realized and unrealized)                         .08       --      .12      .09    (.34)
Total from investment operations                                          .23      .17      .31      .29    (.13)
Less distributions:
Dividends from net investment income                                     (.15)    (.17)    (.19)    (.20)   (.21)
Distributions from realized gains                                        (.03)      --       --       --      --
Total Distributions                                                      (.18)    (.17)    (.19)    (.20)   (.21)
Net asset value, end of period                                          $4.10    $4.05    $4.05    $3.93   $3.84

Ratios/supplemental data
Net assets, end of period (in millions)                                  $777     $828     $866     $811    $877
Ratio of expenses to average daily net assets(c)                         .82%     .81%     .81%     .82%    .77%
Ratio of net investment income (loss) to average daily net assets       3.78%    4.23%    4.54%    5.31%   5.17%
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%     45%
Total return(e)                                                         5.91%    4.30%    7.88%    7.89%  (3.22%)

See accompanying notes to financial highlights.


--------------------------------------------------------------------------------
22p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001     2000    1999
Net asset value, beginning of period                                    $4.06    $4.05    $3.93    $3.84   $4.18
Income from investment operations:
Net investment income (loss)                                              .12      .15      .16      .17     .18
Net gains (losses) (both realized and unrealized)                         .07       --      .12      .09    (.34)
Total from investment operations                                          .19      .15      .28      .26    (.16)
Less distributions:
Dividends from net investment income                                     (.12)    (.14)    (.16)    (.17)   (.18)
Distributions from realized gains                                        (.03)      --       --       --      --
Total Distributions                                                      (.15)    (.14)    (.16)    (.17)   (.18)
Net asset value, end of period                                          $4.10    $4.06    $4.05    $3.93   $3.84

Ratios/supplemental data
Net assets, end of period (in millions)                                   $50      $60      $53      $37     $39
Ratio of expenses to average daily net assets(c)                        1.58%    1.57%    1.57%    1.57%   1.53%
Ratio of net investment income (loss) to average daily net assets       3.02%    3.47%    3.77%    4.55%   4.41%
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%     45%
Total return(e)                                                         4.85%    3.77%    7.07%    7.08%  (3.97%)

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001    2000(b)
Net asset value, beginning of period                                    $4.06    $4.06    $3.93    $3.82
Income from investment operations:
Net investment income (loss)                                              .12      .14      .16      .07
Net gains (losses) (both realized and unrealized)                         .07       --      .13      .11
Total from investment operations                                          .19      .14      .29      .18
Less distributions:
Dividends from net investment income                                     (.12)    (.14)    (.16)    (.07)
Distributions from realized gains                                        (.03)      --       --       --
Total Distributions                                                      (.15)    (.14)    (.16)    (.07)
Net asset value, end of period                                          $4.10    $4.06    $4.06    $3.93

Ratios/supplemental data
Net assets, end of period (in millions)                                    $6       $6       $4      $--
Ratio of expenses to average daily net assets(c)                        1.59%    1.57%    1.57%    1.57%(d)
Ratio of net investment income (loss) to average daily net assets       3.01%    3.39%    3.62%    5.37%(d)
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%
Total return(e)                                                         4.84%    3.52%    7.35%    4.89%(f)

See accompanying notes to financial highlights.


--------------------------------------------------------------------------------
23p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001     2000    1999
Net asset value, beginning of period                                    $4.06    $4.06    $3.93    $3.83   $4.18
Income from investment operations:
Net investment income (loss)                                              .16      .18      .19      .21     .21
Net gains (losses) (both realized and unrealized)                         .07       --      .13      .10    (.35)
Total from investment operations                                          .23      .18      .32      .31    (.14)
Less distributions:
Dividends from net investment income                                     (.16)    (.18)    (.19)    (.21)   (.21)
Distributions from realized gains                                        (.03)      --       --       --      --
Total Distributions                                                      (.19)    (.18)    (.19)    (.21)   (.21)
Net asset value, end of period                                          $4.10    $4.06    $4.06    $3.93   $3.83

Ratios/supplemental data
Net assets, end of period (in millions)                                   $--      $--      $--      $--     $--
Ratio of expenses to average daily net assets(c)                         .66%     .66%     .66%     .66%    .67%
Ratio of net investment income (loss) to average daily net assets       3.89%    4.32%    4.72%    5.46%   5.21%
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%     45%
Total return(e)                                                         5.74%    4.40%    8.28%    8.33%  (3.32%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


--------------------------------------------------------------------------------
24p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Appendix

2004 Federal Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine federal taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250-$178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 28.84%. This is the rate you will use in Step 2.

Qualifying Dividend Rates

                                            Adjusted gross income
Taxable income                   $0         $142,700     $214,050
                                 to            to           to          Over
                               $142,700    $214,050(1)  $336,550(2)  $336,550(1)
Married Filing Jointly
   $     0     -  $ 58,100       5.00%
    58,100     -   117,250      15.00         15.45%
   117,250     -   178,650      15.00         15.45       16.19%
   178,650     -   319,100      15.00         15.45       16.19          15.45%
Over 319,100                    15.00                     16.19(3)       15.45


                                            Adjusted gross income
Taxable income                   $0         $142,700
                                 to            to          Over
                              $142,700     $265,200(2)  $265,200(1)
Single
  $      0     -  $ 29,050       5.00%
    29,050     -    70,350      15.00
    70,350     -   146,750      15.00         15.82%
   146,750     -   319,100      15.00         15.82       15.45%
Over 319,100                    15.00                     15.45



--------------------------------------------------------------------------------
25p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Ordinary Income Rates
                                            Adjusted gross income
Taxable income                   $0         $142,700     $214,050
                                 to            to           to          Over
                              $142,700     $214,050(1)  $336,550(2)  $336,550(1)
Married Filing Jointly
  $      0     -  $ 14,300      10.00%
    14,300     -    58,100      15.00
    58,100     -   117,250      25.00         25.75%
   117,250     -   178,650      28.00         28.84       30.23%
   178,650     -   319,100      33.00         33.99       35.63          33.99%
Over 319,100                    35.00                     37.79(3)       36.05


                                            Adjusted gross income
Taxable income                   $0         $142,700
                                 to            to          Over
                              $142,700     $265,200(2)  $265,200(1)
Single

  $      0     -  $  7,150      10.00%
     7,150     -    29,050      15.00
    29,050     -    70,350      25.00
    70,350     -   146,750      28.00         29.53%
   146,750     -   319,100      33.00         34.81       33.99%
Over 319,100                    35.00                     36.05

(1)  Assumes a phase-out of itemized deductions.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100


--------------------------------------------------------------------------------
26p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 28.84%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.22% yield.

                                       For these Tax-Exempt Rates:
              1.00%  1.50%   2.00%  2.50%  3.00%   3.50%  4.00%  4.50%   5.00%  5.50%  6.00%
Marginal
Tax Rates     The Tax-Equivalent Yields are (%):
 5.00%        1.05   1.58    2.11   2.63   3.16    3.68   4.21   4.74    5.26   5.79   6.32
10.00%        1.11   1.67    2.22   2.78   3.33    3.89   4.44   5.00    5.56   6.11   6.67
15.00%        1.18   1.76    2.35   2.94   3.53    4.12   4.71   5.29    5.88   6.47   7.06
15.45%        1.18   1.77    2.37   2.96   3.55    4.14   4.73   5.32    5.91   6.51   7.10
15.82%        1.19   1.78    2.38   2.97   3.56    4.16   4.75   5.35    5.94   6.53   7.13
16.19%        1.19   1.79    2.39   2.98   3.58    4.18   4.77   5.37    5.97   6.56   7.16
25.00%        1.33   2.00    2.67   3.33   4.00    4.67   5.33   6.00    6.67   7.33   8.00
25.75%        1.35   2.02    2.69   3.37   4.04    4.71   5.39   6.06    6.73   7.41   8.08
28.00%        1.39   2.08    2.78   3.47   4.17    4.86   5.56   6.25    6.94   7.64   8.33
28.84%        1.41   2.11    2.81   3.51   4.22    4.92   5.62   6.32    7.03   7.73   8.43
29.53%        1.42   2.13    2.84   3.55   4.26    4.97   5.68   6.39    7.10   7.80   8.51
30.23%        1.43   2.15    2.87   3.58   4.30    5.02   5.73   6.45    7.17   7.88   8.60
33.00%        1.49   2.24    2.99   3.73   4.48    5.22   5.97   6.72    7.46   8.21   8.96
33.99%        1.51   2.27    3.03   3.79   4.54    5.30   6.06   6.82    7.57   8.33   9.09
34.81%        1.53   2.30    3.07   3.83   4.60    5.37   6.14   6.90    7.67   8.44   9.20
35.00%        1.54   2.31    3.08   3.85   4.62    5.38   6.15   6.92    7.69   8.46   9.23
35.63%        1.55   2.33    3.11   3.88   4.66    5.44   6.21   6.99    7.77   8.54   9.32
36.05%        1.56   2.35    3.13   3.91   4.69    5.47   6.25   7.04    7.82   8.60   9.38
37.79%        1.61   2.41    3.21   4.02   4.82    5.63   6.43   7.23    8.04   8.84   9.64



--------------------------------------------------------------------------------
27p   ---   AXP TAX-EXEMPT BOND FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:


americanexpress.com/funds


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2686

Ticker Symbol
Class A: INTAX    Class B: ITEBX
Class C: --       Class Y: --

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                              S-6310-99 Y (1/04)

                         AXP(R) TAX-EXEMPT SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 AXP(R) INTERMEDIATE TAX-EXEMPT FUND (the Fund)


                                  JAN. 29, 2004


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.  3

Fundamental Investment Policies                                      p.  4

Investment Strategies and Types of Investments                       p.  5

Information Regarding Risks and Investment Strategies                p.  6

Security Transactions                                                p. 21


Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                             p. 22

Valuing Fund Shares                                                  p. 23

Proxy Voting                                                         p. 24

Investing in the Fund                                                p. 25

Selling Shares                                                       p. 27

Pay-out Plans                                                        p. 27

Taxes                                                                p. 28

Agreements                                                           p. 29

Organizational Information                                           p. 31

Board Members and Officers                                           p. 35

Principal Holders of Securities                                      p. 38

Independent Auditors                                                 p. 38

Appendix: Description of Ratings                                     p. 39


--------------------------------------------------------------------------------
2   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Mutual Fund Checklist

     [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

     [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

     [X]   A higher rate of return typically involves a higher risk of loss.

     [X]   Past performance is not a reliable indicator of future performance.

     [X]   ALL mutual funds have costs that lower investment return.

     [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

     [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                        Market price                     Shares
investment                      of a share                     acquired
  $100                           $ 6.00                          16.7
   100                             4.00                          25.0
   100                             4.00                          25.0
   100                             6.00                          16.7
   100                             5.00                          20.0
   ---                             ----                          ----
  $500                           $25.00                         103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. For purposes of the 80% policy, the Fund will not include any investments subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments      Allowable for the Fund?
Agency and Government Securities                              yes
Borrowing                                                     yes
Cash/Money Market Instruments                                 yes
Collateralized Bond Obligations                               yes
Commercial Paper                                              yes
Common Stock                                                  no
Convertible Securities                                        yes
Corporate Bonds                                               yes
Debt Obligations                                              yes
Depositary Receipts                                           no
Derivative Instruments (including Options and Futures)        yes


Exchange-Traded Funds                                         yes


Foreign Currency Transactions                                 yes
Foreign Securities                                            yes
High-Yield (High-Risk) Securities (Junk Bonds)                yes
Illiquid and Restricted Securities                            yes
Indexed Securities                                            yes


Inflation Protected Securities                                yes


Inverse Floaters                                              yes
Investment Companies                                          yes
Lending of Portfolio Securities                               yes
Loan Participations                                           yes
Mortgage- and Asset-Backed Securities                         yes
Mortgage Dollar Rolls                                         yes
Municipal Obligations                                         yes
Preferred Stock                                               no
Real Estate Investment Trusts                                 yes
Repurchase Agreements                                         yes
Reverse Repurchase Agreements                                 yes
Short Sales                                                   no
Sovereign Debt                                                yes


Structured Products                                           yes


Swap Agreements -- Interest Rate                              yes
Variable- or Floating-Rate Securities                         yes
Warrants                                                      yes
When-Issued Securities and Forward Commitments                yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities          yes

--------------------------------------------------------------------------------
5   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

The following are guidelines that may be changed by the board at any time:

o At least 80% of the Fund's net assets will be invested in bonds and other debt securities rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch Investors Service, Inc. or be of comparable rating given by other independent rating agencies or in unrated bonds or other debt securities which, in the investment manager's opinion, are of investment grade quality.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.

o The Fund may invest more than 25% of its total net assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. The Fund also may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o The Fund may invest 20% of its assets in bonds rated or considered below investment grade (less than BBB/Baa).

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except the Fund may use derivative instruments.

o The Fund will not invest in voting securities or securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.


Correlation Risk


The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk


Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

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Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

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Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Small and Medium Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES


The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.


Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

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Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.
 The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

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Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

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Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

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Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


The Fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

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When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. The value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally
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less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.


See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.


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Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.



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Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies


Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

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CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

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Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

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19   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND
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Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

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20   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.


The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this
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21   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND
arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Nov. 30, 2003, $0 for fiscal year 2002, and $0 for fiscal year 2001. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 59% in the most recent fiscal year, and 52% in the year before.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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22   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $131,161,303        divided by             24,173,776           equals                   $5.43
Class B                  27,744,289                                5,116,507                                     5.42
Class C                  12,730,064                                2,347,730                                     5.42
Class Y                       1,311                                      243                                     5.40


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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23   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.


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24   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $5.43, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $5.70. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:


                                  Sales charge as a percentage of:
Total market value         Public offering price     Net amount invested
Up to $49,999                      4.75%                    4.99%
$50,000-$99,999                    4.25                     4.44
$100,000-$249,999                  3.50                     3.63
$250,000-$499,999                  2.50                     2.56
$500,000-$999,999                  2.00                     2.04
$1,000,000 or more                 0.00                     0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:


Deferred Sales Charge

                                       Number of participants
Total plan assets                  1-99                  100 or more
Less than $1 million                4%                       0%
$1 million or more                  0%                       0%

Class A -- Reducing the Sales Charge


The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $60,000 and you later decide to invest $40,000 more. The value of your investments would be $100,000. As a result, your $40,000 investment qualifies for the lower 3.5% sales charge that applies to investments of at least $100,000 and up to $249,999. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)


If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged


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25   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND
to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o    at least $10 million in plan assets or

         o    500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o at least $3 million invested in American Express mutual funds or

         o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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26   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

--------------------------------------------------------------------------------
27   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

Taxes


If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.


If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year 100% of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

--------------------------------------------------------------------------------
28   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                             Annual rate at each asset level
First  $1.0                                               0.450%
Next    1.0                                               0.425
Next    1.0                                               0.400
Next    3.0                                               0.375
Over    6.0                                               0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $704,089 for fiscal year 2003, $381,710 for fiscal year 2002, and $225,559 for fiscal year 2001.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by AEFC, paid by the Fund were $101,093 for fiscal year 2003, $78,153 for fiscal year 2002, and $113,045 for fiscal year 2001.


Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

--------------------------------------------------------------------------------
29   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                             Annual rate at each asset level
First  $1.0                                               0.040%
Next    1.0                                               0.035
Next    1.0                                               0.030
Next    3.0                                               0.025
Over    6.0                                               0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $65,453 for fiscal year 2003, $33,380 for fiscal year 2002, and $20,245 for fiscal year 2001.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $20.50 per year, for Class B is $21.50 per year, for Class C is $21.00 per year and for Class Y is $18.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474 is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $611,983 for fiscal year 2003. After paying commissions to personal financial advisors, and other expenses, the amount retained was $100,008. The amounts were $366,668 and $(44,162) for fiscal year 2002, and $170,375 and $21,498 for fiscal year 2001.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

--------------------------------------------------------------------------------
30   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $298,784 for Class A shares, $254,637 for Class B shares and $114,855 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


--------------------------------------------------------------------------------
31   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                             Date of          Form of      State of     Fiscal
Fund                                                      organization     organization  organization  year end  Diversified
AXP(R) California Tax-Exempt Trust                              4/7/86    Business Trust(2)      MA      6/30
   AXP(R) California Tax-Exempt Fund                                                                                 No

AXP(R) Dimensions Series, Inc.(4)                     2/20/68, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Growth Dimensions Fund                                                                                    Yes
   AXP(R) New Dimensions Fund                                                                                       Yes


AXP(R) Discovery Series, Inc.(4)                      4/29/81, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Core Bond Fund                                                                                            Yes
   AXP(R) Discovery Fund                                                                                            Yes
   AXP(R) Income Opportunities Fund                                                                                 Yes
   AXP(R) Limited Duration Bond Fund                                                                                Yes


AXP(R) Equity Series, Inc.(4)                         3/18/57, 6/13/86(1)    Corporation      NV/MN     11/30
   AXP(R) Equity Select Fund                                                                                        Yes


AXP(R) Fixed Income Series, Inc.(4)                   6/27/74, 6/31/86(1)    Corporation      NV/MN      8/31
   AXP(R) Diversified Bond Fund(5)                                                                                  Yes

AXP(R) Global Series, Inc.                                    10/28/88       Corporation         MN     10/31
   AXP(R) Emerging Markets Fund                                                                                     Yes
   AXP(R) Global Balanced Fund                                                                                      Yes
   AXP(R) Global Bond Fund                                                                                           No
   AXP(R) Global Equity Fund(6)                                                                                     Yes
   AXP(R) Global Technology Fund(3)                                                                                  No

AXP(R) Government Income Series, Inc.(4)                       3/12/85       Corporation         MN      5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                    Yes
   AXP(R) U.S. Government Mortgage Fund                                                                             Yes

AXP(R) Growth Series, Inc.                            5/21/70, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Growth Fund                                                                                               Yes
   AXP(R) Large Cap Equity Fund                                                                                     Yes
   AXP(R) Large Cap Value Fund                                                                                      Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                        Yes
   AXP(R) Research Opportunities Fund                                                                               Yes

AXP(R) High Yield Income Series, Inc.(4)                       8/17/83       Corporation         MN      5/31
   AXP(R) High Yield Bond Fund(5)                                                                                   Yes


AXP(R) High Yield Tax-Exempt Series, Inc.(4)         12/21/78, 6/13/86(1)    Corporation      NV/MN     11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                Yes

AXP(R) Income Series, Inc.(4)                         2/10/45, 6/13/86(1)    Corporation      NV/MN      5/31
   AXP(R) Selective Fund                                                                                            Yes

AXP(R) International Series, Inc.(4)                           7/18/84       Corporation         MN     10/31
   AXP(R) European Equity Fund                                                                                       No
   AXP(R) International Fund                                                                                        Yes

AXP(R) Investment Series, Inc.                        1/18/40, 6/13/86(1)    Corporation      NV/MN      9/30
   AXP(R) Diversified Equity Income Fund                                                                            Yes
   AXP(R) Mid Cap Value Fund                                                                                        Yes
   AXP(R) Mutual                                                                                                    Yes

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32   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of          Form of      State of     Fiscal
Fund                                                      organization     organization  organization  year end  Diversified
AXP(R) Managed Series, Inc.                                    10/9/84       Corporation         MN      9/30
   AXP(R) Managed Allocation Fund                                                                                   Yes

AXP(R) Market Advantage Series, Inc.                           8/25/89       Corporation         MN      1/31
   AXP(R) Blue Chip Advantage Fund                                                                                  Yes
   AXP(R) Mid Cap Index Fund                                                                                         No
   AXP(R) S&P 500 Index Fund                                                                                         No
   AXP(R) Small Company Index Fund                                                                                  Yes

AXP(R) Money Market Series, Inc.                      8/22/75, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Cash Management Fund                                                                                      Yes


AXP(R) Partners Series, Inc.                                   3/20/01       Corporation         MN      5/31
   AXP(R) Partners Aggressive Growth Fund                                                                           Yes
   AXP(R) Partners Fundamental Value Fund                                                                           Yes
   AXP(R) Partners Growth Fund                                                                                      Yes
   AXP(R) Partners Select Value Fund                                                                                Yes
   AXP(R) Partners Small Cap Core Fund                                                                              Yes
   AXP(R) Partners Small Cap Value Fund                                                                              No
   AXP(R) Partners Value Fund                                                                                       Yes


AXP(R) Partners International Series, Inc.                      5/9/01       Corporation         MN     10/31
   AXP(R) Partners International Aggressive
   Growth Fund                                                                                                      Yes
   AXP(R) Partners International Core Fund                                                                          Yes
   AXP(R) Partners International Select
   Value Fund                                                                                                       Yes
   AXP(R) Partners International Small
   Cap Fund                                                                                                         Yes

AXP(R) Progressive Series, Inc.(4)                    4/23/68, 6/13/86(1)    Corporation      NV/MN      9/30
   AXP(R) Progressive Fund                                                                                          Yes

AXP(R) Sector Series, Inc.(3),(4)                              3/25/88       Corporation         MN      6/30
   AXP(R) Utilities Fund                                                                                            Yes

AXP(R) Selected Series, Inc.(4)                                10/5/84       Corporation         MN      3/31
   AXP(R) Precious Metals Fund                                                                                       No

AXP(R) Special Tax-Exempt Series Trust                          4/7/86    Business Trust(2)      MA      6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                   Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                              No
   AXP(R) Michigan Tax-Exempt Fund                                                                                   No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                  No
   AXP(R) New York Tax-Exempt Fund                                                                                   No
   AXP(R) Ohio Tax-Exempt Fund                                                                                       No

AXP(R) Stock Series, Inc.(4)                          2/10/45, 6/13/86(1)    Corporation      NV/MN      9/30
   AXP(R) Stock Fund                                                                                                Yes

AXP(R) Strategy Series, Inc.                                   1/24/84       Corporation         MN      3/31
   AXP(R) Equity Value Fund                                                                                         Yes
   AXP(R) Focused Growth Fund(3)                                                                                     No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                         Yes
   AXP(R) Small Cap Advantage Fund                                                                                  Yes
   AXP(R) Strategy Aggressive Fund                                                                                  Yes

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33   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of          Form of      State of     Fiscal
Fund                                                      organization     organization  organization  year end  Diversified
AXP(R) Tax-Exempt Series, Inc.                        9/30/76, 6/13/86(1)    Corporation      NV/MN     11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                              Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                      Yes
AXP(R) Tax-Free Money Series, Inc.(4)                 2/29/80, 6/13/86(1)    Corporation      NV/MN     12/31
   AXP(R) Tax-Free Money Fund                                                                                       Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003 AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.


--------------------------------------------------------------------------------
34   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held with   Principal occupation during   Other directorships         Committee
                                Fund and length of   past five years                                           memberships
                                service
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Arne H. Carlson                 Board member         Chair, Board Services                                     Joint Audit,
901 S. Marquette Ave.           since 1999           Corporation (provides                                     Contracts,
Minneapolis, MN 55402                                administrative services to                                Executive,
Age 69                                               boards). Former Governor                                  Investment
                                                     of Minnesota                                              Review,  Board
                                                                                                               Effectiveness
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Philip J. Carroll, Jr.          Board member         Retired Chairman and CEO,     Scottish Power PLC,         Joint Audit,
901 S. Marquette Ave.           since 2002           Fluor Corporation             Vulcan Materials Company,   Contracts
Minneapolis, MN 55402                                (engineering and              Inc. (construction
Age 65                                               construction) since 1998      materials/chemicals)
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Livio D. DeSimone               Board member         Retired Chair of the Board    Cargill, Incorporated       Joint Audit,
30 Seventh Street East          since 2001           and Chief Executive           (commodity merchants and    Contracts,
Suite 3050                                           Officer, Minnesota Mining     processors), General        Executive
St. Paul, MN 55101-4901                              and Manufacturing (3M)        Mills, Inc. (consumer
Age 69                                                                             foods), Vulcan Materials
                                                                                   Company (construction
                                                                                   materials/chemicals),
                                                                                   Milliken & Company
                                                                                   (textiles and chemicals),
                                                                                   and Nexia Biotechnologies,
                                                                                   Inc.
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Heinz F. Hutter*                Board member         Retired President and Chief                               Board
901 S. Marquette Ave.           since 1994           Operating Officer, Cargill,                               Effectiveness,
Minneapolis, MN 55402                                Incorporated (commodity                                   Executive,
Age 74                                               merchants and processors)                                 Investment
                                                                                                               Review
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Anne P. Jones  901 S.           Board member         Attorney and Consultant                                   Joint Audit,
Marquette Ave. Minneapolis,     since 1985                                                                     Board
MN 55402                                                                                                       Effectiveness,
Age 68                                                                                                         Executive
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Stephen R. Lewis, Jr.**         Board member         Retired President and         Valmont Industries, Inc.    Contracts,
901 S. Marquette Ave.           since 2002           Professor of Economics,       (manufactures irrigation    Investment
Minneapolis, MN 55402                                Carleton College              systems)                    Review,
Age 64                                                                                                         Executive
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Alan G. Quasha                  Board member         President, Quadrant           Compagnie Financiere        Joint Audit,
901 S. Marquette Ave.           since 2002           Management, Inc.              Richemont AG (luxury        Investment
Minneapolis, MN 55402                                (management of private        goods), Harken Energy       Review
Age 53                                               equities)                     Corporation (oil and gas
                                                                                   exploration) and SIRIT
                                                                                   Inc. (radio frequency
                                                                                   identification technology)
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Alan K. Simpson  1201           Board member         Former three-term United      Biogen, Inc.                Investment
Sunshine Ave.  Cody, WY         since 1997           States Senator for Wyoming    (biopharmaceuticals)        Review,  Board
82414  Age 71                                                                                                  Effectiveness
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Alison Taunton-Rigby            Board member since   President, Forester Biotech                               Investment
901 S. Marquette Ave.           2002                 since 2000. Former                                        Review,
Minneapolis, MN 55402                                President and CEO, Aquila                                 Contracts
Age 59                                               Biopharmaceuticals, Inc.
------------------------------- -------------------- ----------------------------- --------------------------- -----------------

    * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

   ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


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35   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Board Members Affiliated with AEFC***


Name, address, age              Position held with   Principal occupation during   Other directorships         Committee
                                Fund and length of   past five years                                           memberships
                                service
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Barbara H. Fraser               Board member since   Executive Vice President -
1546 AXP Financial Center       2002                 AEFA Products and Corporate
Minneapolis, MN 55474                                Marketing of AEFC since
Age 53                                               2002. President - Travelers
                                                     Check Group, American
                                                     Express Company, 2001-2002.
                                                     Management Consultant,
                                                     Reuters, 2000-2001.
                                                     Managing Director -
                                                     International Investments,
                                                     Citibank Global,
                                                     1999-2000. Chairman and
                                                     CEO, Citicorp Investment
                                                     Services and Citigroup
                                                     Insurance Group, U.S.,
                                                     1998-1999
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Stephen W. Roszell              Board member since   Senior Vice President -
50238 AXP Financial Center      2002, Vice           Institutional Group of AEFC
Minneapolis, MN 55474           President  since
Age 54                          2002
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
William F. Truscott             Board member         Senior Vice President -
53600 AXP Financial Center      since 2001,  Vice    Chief Investment Officer of
Minneapolis, MN 55474           President  since     AEFC since 2001. Former
Age 42                          2002                 Chief Investment Officer
                                                     and Managing Director,
                                                     Zurich Scudder Investments
------------------------------- -------------------- ----------------------------- --------------------------- -----------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age              Position held with   Principal occupation during   Other directorships         Committee
                                Fund and length of   past five years                                           memberships
                                service
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Jeffrey P. Fox                  Treasurer since      Vice President - Investment
50005 AXP Financial Center      2002                 Accounting, AEFC, since
Minneapolis, MN 55474                                2002; Vice President -
Age 48                                               Finance, American Express
                                                     Company, 2000-2002; Vice
                                                     President - Corporate
                                                     Controller, AEFC, 1996-2000
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Paula R. Meyer                  President since      Senior Vice President and
596 AXP Financial Center        2002                 General Manager - Mutual
Minneapolis, MN 55474                                Funds, AEFC, since 2002;
Age 49                                               Vice President and Managing
                                                     Director - American Express
                                                     Funds, AEFC, 2000-2002;
                                                     Vice President, AEFC,
                                                     1998-2000
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Leslie L. Ogg                   Vice President,      President of Board Services
901 S. Marquette Ave.           General Counsel,     Corporation
Minneapolis, MN 55402           and Secretary
Age 65                          since 1978
------------------------------- -------------------- ----------------------------- --------------------------- -----------------



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36   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held six meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2002

Based on net asset values as of Dec. 31, 2002

                                                 Aggregate dollar range of
                        Dollar range of          equity securities of all
                       equity securities          American Express Funds
                          in the Fund            overseen by Board Member
                             Range                         Range
Arne H. Carlson              none                      over $100,000
Philip J. Carroll, Jr.       none                          none
Livio D. DeSimone            none                      over $100,000
Heinz F. Hutter              none                      over $100,000
Anne P. Jones                none                      over $100,000
Stephen R. Lewis, Jr.        none                       $1-$10,000
Alan G. Quasha               none                          none
Alan K. Simpson              none                    $50,001-$100,000
Alison Taunton-Rigby         none                          none



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37   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 23 meetings, received the following compensation:


Compensation Table


                                               Total cash compensation from
                                                American Express Funds and
Board member*              Aggregate           Preferred Master Trust Group
                  compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.    $  283                        $ 39,742
Livio D. DeSimone          1,156**                       102,600
Heinz F. Hutter            1,006                         133,775
Anne P. Jones              1,056                         138,225
Stephen R. Lewis, Jr.      1,206***                      124,790
Alan G. Quasha               950                         128,775
Alan K. Simpson              850                         119,875
Alison Taunton-Rigby       1,100                         142,025

  * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

 **  Includes the deferred compensation in the amount of $375 from the Fund.

***  Includes the deferred compensation in the amount of $225 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Principal Holders of Securities

As of 30 days prior to the date of this SAI, clients of Charles Schwab & Co., Inc., a brokerage firm, held 15.11% of Class A shares.


Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

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38   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Appendix

DESCRIPTION OF RATINGS


Standard & Poor's Long-Term Debt Ratings


A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

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39   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


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40   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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


Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.


Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:


Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.


Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


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


Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


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43   ---   AXP TAX-EXEMPT SERIES, INC. -- AXP INTERMEDIATE TAX-EXEMPT FUND

                                                              S-6355-20 L (1/04)

                         AXP(R) TAX-EXEMPT SERIES, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                     AXP(R) TAX-EXEMPT BOND FUND (the Fund)


                                  JAN. 29, 2004


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.   3

Fundamental Investment Policies                                      p.   4

Investment Strategies and Types of Investments                       p.   5

Information Regarding Risks and Investment Strategies                p.   6

Security Transactions                                                p.  21


Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                             p.  22

Valuing Fund Shares                                                  p.  23

Proxy Voting                                                         p.  24

Investing in the Fund                                                p.  25

Selling Shares                                                       p.  27

Pay-out Plans                                                        p.  27

Taxes                                                                p.  28

Agreements                                                           p.  29

Organizational Information                                           p.  31

Board Members and Officers                                           p.  35

Independent Auditors                                                 p.  38

Appendix: Description of Ratings                                     p.  39


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2   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Mutual Fund Checklist

     [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

     [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

     [X]   A higher rate of return typically involves a higher risk of loss.

     [X]   Past performance is not a reliable indicator of future performance.

     [X]   ALL mutual funds have costs that lower investment return.

     [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

     [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                       Market price                      Shares
investment                     of a share                      acquired
  $100                           $ 6.00                           16.7
   100                             4.00                           25.0
   100                             4.00                           25.0
   100                             6.00                           16.7
   100                             5.00                           20.0
   ---                             ----                           ----
  $500                           $25.00                          103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. This Fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation. For purposes of this policy, the terms of a municipal security determine the issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.


Investment strategies and types of investments       Allowable for the Fund?


Agency and Government Securities                               yes
Borrowing                                                      yes
Cash/Money Market Instruments                                  yes
Collateralized Bond Obligations                                yes
Commercial Paper                                               yes
Common Stock                                                   no
Convertible Securities                                         yes
Corporate Bonds                                                yes
Debt Obligations                                               yes
Depositary Receipts                                            no
Derivative Instruments (including Options and Futures)         yes

Exchange-Traded Funds                                          yes

Foreign Currency Transactions                                  yes
Foreign Securities                                             yes
High-Yield (High-Risk) Securities (Junk Bonds)                 no*
Illiquid and Restricted Securities                             yes
Indexed Securities                                             yes

Inflation Protected Securities                                 yes

Inverse Floaters                                               yes
Investment Companies                                           no
Lending of Portfolio Securities                                yes
Loan Participations                                            yes
Mortgage- and Asset-Backed Securities                          yes
Mortgage Dollar Rolls                                          yes
Municipal Obligations                                          yes
Preferred Stock                                                no
Real Estate Investment Trusts                                  yes
Repurchase Agreements                                          yes
Reverse Repurchase Agreements                                  yes
Short Sales                                                    no
Sovereign Debt                                                 yes
Structured Products                                            yes
Swap Agreements -- Interest Rate                               yes
Variable- or Floating-Rate Securities                          yes
Warrants                                                       yes
When-Issued Securities and Forward Commitments                 yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities           yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
5   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

The following are guidelines that may be changed by the board at any time:

o At least 75% of the Fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the Fund's remaining investments may be in unrated bonds and other debt securities which, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Short-term tax-exempt debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

o The Fund will not buy on margin or sell short, except that the Fund may use Derivative Instruments.

o The Fund will not invest in voting securities or securities of investment companies.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.


Correlation Risk


The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

--------------------------------------------------------------------------------
6   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Small and Medium Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
7   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

INVESTMENT STRATEGIES


The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.


Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
8   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.
 The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

--------------------------------------------------------------------------------
9   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

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Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


The Fund will engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

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One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent the Fund is allowed to invest in futures contracts, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If the Fund is using short futures contracts for hedging purposes, the Fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

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Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. The value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


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The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)


High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)


All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

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Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities


Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies


Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.


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Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and

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16   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND
interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments whereby an investor would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While an investor would forego principal and interest paid on the mortgage-backed securities during the roll period, the investor would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

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17   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND
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Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to utilize short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)



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18   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

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19   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.


The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.


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20   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

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21   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Nov. 30, 2003, $0 for fiscal year 2002, and $0 for fiscal year 2001. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 92% in the most recent fiscal year, and 102% in the year before. Higher turnover rates may result in higher brokerage expenses and taxes.

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation


Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



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22   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $777,210,248        divided by            189,619,637           equals                   $4.10
Class B                  50,069,384                               12,212,688                                     4.10
Class C                   6,377,080                                1,555,241                                     4.10
Class Y                       1,996                                      487                                     4.10


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

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23   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.


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24   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $4.10, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $4.30. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:
                                    Sales charge as a percentage of:
Total market value          Public offering price         Net amount invested
Up to $49,999                       4.75%                        4.99%
$50,000-$99,999                     4.25                         4.44
$100,000-$249,999                   3.50                         3.63
$250,000-$499,999                   2.50                         2.56
$500,000-$999,999                   2.00                         2.04
$1,000,000 or more                  0.00                         0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                          Number of participants
Total plan assets                   1-99                      100 or more
Less than $1 million                 4%                           0%
$1 million or more                   0%                           0%

Class A -- Reducing the Sales Charge


The market value of your investments in the Fund determines your sales charge. For example, suppose you have made an investment that now has a value of $60,000 and you later decide to invest $40,000 more. The value of your investments would be $100,000. As a result, your $40,000 investment qualifies for the lower 3.5% sales charge that applies to investments of at least $100,000 and up to $249,999. If you qualify for a reduced sales charge and purchase shares through different channels (for example, in a brokerage account and also directly from the Fund), you must inform the Distributor of your total holdings when placing any purchase orders.


Class A -- Letter of Intent (LOI)


If you intend to invest more than $50,000 over a period of time, you can reduce the sales charge in Class A by filing a LOI and committing to invest a certain amount. The agreement can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of


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25   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor about the LOI when placing any purchase orders during the period of the LOI.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o    at least $10 million in plan assets or

         o    500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o    at least $3 million invested in American Express mutual
              FUNDS or
         o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

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26   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

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27   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

Taxes


If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.


If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period. For the most recent fiscal year 99.22% of the income distribution was designated as exempt from federal income taxes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Nov. 30 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

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28   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                     Annual rate at each asset level
First  $1.0                                        0.450%
Next    1.0                                        0.425
Next    1.0                                        0.400
Next    3.0                                        0.375
Over    6.0                                        0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $3,967,418 for fiscal year 2003, $4,086,654 for fiscal year 2002, and $4,084,701 for fiscal year 2001.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $270,404 for fiscal year 2003, $225,129 for fiscal year 2002, and $187,526 for fiscal year 2001.


Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

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29   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                     Annual rate at each asset level
First  $1.0                                        0.040%
Next    1.0                                        0.035
Next    1.0                                        0.030
Next    3.0                                        0.025
Over    6.0                                        0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $371,126 for fiscal year 2003, $375,680 for fiscal year 2002, and $374,791 for fiscal year 2001.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $20.50 per year, for Class B is $21.50 per year, for Class C is $21.00 per year and for Class Y is $18.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $740,644 for fiscal year 2003. After paying commissions to personal financial advisors, and other expenses, the amount retained was $233,789. The amounts were $814,931 and $169,809 for fiscal year 2002, and $932,686 and $86,298 for fiscal year 2001.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material change to expenses charged under the Class A plan.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

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30   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $2,044,429 for Class A shares, $573,620 for Class B shares and $65,131 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


--------------------------------------------------------------------------------
31   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                             Date of          Form of      State of     Fiscal
Fund                                                      organization     organization  organization  year end  Diversified
AXP(R) California Tax-Exempt Trust                              4/7/86    Business Trust(2)      MA      6/30
   AXP(R) California Tax-Exempt Fund                                                                                 No

AXP(R) Dimensions Series, Inc.(4)                     2/20/68, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Growth Dimensions Fund                                                                                    Yes
   AXP(R) New Dimensions Fund                                                                                       Yes


AXP(R) Discovery Series, Inc.(4)                      4/29/81, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Core Bond Fund                                                                                            Yes
   AXP(R) Discovery Fund                                                                                            Yes
   AXP(R) Income Opportunities Fund                                                                                 Yes
   AXP(R) Limited Duration Bond Fund                                                                                Yes


AXP(R) Equity Series, Inc.(4)                         3/18/57, 6/13/86(1)    Corporation      NV/MN     11/30
   AXP(R) Equity Select Fund                                                                                        Yes


AXP(R) Fixed Income Series, Inc.(4)                   6/27/74, 6/31/86(1)    Corporation      NV/MN      8/31
   AXP(R) Diversified Bond Fund(5)                                                                                  Yes

AXP(R) Global Series, Inc.                                    10/28/88       Corporation         MN     10/31
   AXP(R) Emerging Markets Fund                                                                                     Yes
   AXP(R) Global Balanced Fund                                                                                      Yes
   AXP(R) Global Bond Fund                                                                                           No
   AXP(R) Global Equity Fund(6)                                                                                     Yes
   AXP(R) Global Technology Fund(3)                                                                                  No

AXP(R) Government Income Series, Inc.(4)                       3/12/85       Corporation         MN      5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                    Yes
   AXP(R) U.S. Government Mortgage Fund                                                                             Yes

AXP(R) Growth Series, Inc.                            5/21/70, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Growth Fund                                                                                               Yes
   AXP(R) Large Cap Equity Fund                                                                                     Yes
   AXP(R) Large Cap Value Fund                                                                                      Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                        Yes
   AXP(R) Research Opportunities Fund                                                                               Yes

AXP(R) High Yield Income Series, Inc.(4)                       8/17/83       Corporation         MN      5/31
   AXP(R) High Yield Bond Fund(5)                                                                                   Yes


AXP(R) High Yield Tax-Exempt Series, Inc.(4)         12/21/78, 6/13/86(1)    Corporation      NV/MN     11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                Yes

AXP(R) Income Series, Inc.(4)                         2/10/45, 6/13/86(1)    Corporation      NV/MN      5/31
   AXP(R) Selective Fund                                                                                            Yes

AXP(R) International Series, Inc.(4)                           7/18/84       Corporation         MN     10/31
   AXP(R) European Equity Fund                                                                                       No
   AXP(R) International Fund                                                                                        Yes

AXP(R) Investment Series, Inc.                        1/18/40, 6/13/86(1)    Corporation      NV/MN      9/30
   AXP(R) Diversified Equity Income Fund                                                                            Yes
   AXP(R) Mid Cap Value Fund                                                                                        Yes
   AXP(R) Mutual                                                                                                    Yes


--------------------------------------------------------------------------------
32   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of          Form of      State of     Fiscal
Fund                                                      organization     organization  organization  year end  Diversified
AXP(R) Managed Series, Inc.                                    10/9/84       Corporation         MN      9/30
   AXP(R) Managed Allocation Fund                                                                                   Yes

AXP(R) Market Advantage Series, Inc.                           8/25/89       Corporation         MN      1/31
   AXP(R) Blue Chip Advantage Fund                                                                                  Yes
   AXP(R) Mid Cap Index Fund                                                                                         No
   AXP(R) S&P 500 Index Fund                                                                                         No
   AXP(R) Small Company Index Fund                                                                                  Yes

AXP(R) Money Market Series, Inc.                      8/22/75, 6/13/86(1)    Corporation      NV/MN      7/31
   AXP(R) Cash Management Fund                                                                                      Yes


AXP(R) Partners Series, Inc.                                   3/20/01       Corporation         MN      5/31
   AXP(R) Partners Aggressive Growth Fund                                                                           Yes
   AXP(R) Partners Fundamental Value Fund                                                                           Yes
   AXP(R) Partners Growth Fund                                                                                      Yes
   AXP(R) Partners Select Value Fund                                                                                Yes
   AXP(R) Partners Small Cap Core Fund                                                                              Yes
   AXP(R) Partners Small Cap Value Fund                                                                              No
   AXP(R) Partners Value Fund                                                                                       Yes


AXP(R) Partners International Series, Inc.                      5/9/01       Corporation         MN     10/31
   AXP(R) Partners International Aggressive
   Growth Fund                                                                                                      Yes
   AXP(R) Partners International Core Fund                                                                          Yes
   AXP(R) Partners International Select
   Value Fund                                                                                                       Yes
   AXP(R) Partners International Small
   Cap Fund                                                                                                         Yes

AXP(R) Progressive Series, Inc.(4)                    4/23/68, 6/13/86(1)    Corporation      NV/MN      9/30
   AXP(R) Progressive Fund                                                                                          Yes

AXP(R) Sector Series, Inc.(3),(4)                              3/25/88       Corporation         MN      6/30
   AXP(R) Utilities Fund                                                                                            Yes

AXP(R) Selected Series, Inc.(4)                                10/5/84       Corporation         MN      3/31
   AXP(R) Precious Metals Fund                                                                                       No

AXP(R) Special Tax-Exempt Series Trust                          4/7/86    Business Trust(2)      MA      6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                   Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                              No
   AXP(R) Michigan Tax-Exempt Fund                                                                                   No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                  No
   AXP(R) New York Tax-Exempt Fund                                                                                   No
   AXP(R) Ohio Tax-Exempt Fund                                                                                       No

AXP(R) Stock Series, Inc.(4)                          2/10/45, 6/13/86(1)    Corporation      NV/MN      9/30
   AXP(R) Stock Fund                                                                                                Yes

AXP(R) Strategy Series, Inc.                                   1/24/84       Corporation         MN      3/31
   AXP(R) Equity Value Fund                                                                                         Yes
   AXP(R) Focused Growth Fund(3)                                                                                     No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                         Yes
   AXP(R) Small Cap Advantage Fund                                                                                  Yes
   AXP(R) Strategy Aggressive Fund                                                                                  Yes

--------------------------------------------------------------------------------
33   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of          Form of      State of     Fiscal
Fund                                                      organization     organization  organization  year end  Diversified
AXP(R) Tax-Exempt Series, Inc.                        9/30/76, 6/13/86(1)    Corporation      NV/MN     11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                              Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                      Yes
AXP(R) Tax-Free Money Series, Inc.(4)                 2/29/80, 6/13/86(1)    Corporation      NV/MN     12/31
   AXP(R) Tax-Free Money Fund                                                                                       Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003 AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.



--------------------------------------------------------------------------------
34   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.



Independent Board Members

Name, address, age              Position held with   Principal occupation during   Other directorships         Committee
                                Fund and length of   past five years                                           memberships
                                service
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Arne H. Carlson                 Board member         Chair, Board Services                                     Joint Audit,
901 S. Marquette Ave.           since 1999           Corporation (provides                                     Contracts,
Minneapolis, MN 55402                                administrative services to                                Executive,
Age 69                                               boards). Former Governor                                  Investment
                                                     of Minnesota                                              Review,  Board
                                                                                                               Effectiveness
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Philip J. Carroll, Jr.          Board member         Retired Chairman and CEO,     Scottish Power PLC,         Joint Audit,
901 S. Marquette Ave.           since 2002           Fluor Corporation             Vulcan Materials Company,   Contracts
Minneapolis, MN 55402                                (engineering and              Inc. (construction
Age 65                                               construction) since 1998      materials/chemicals)
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Livio D. DeSimone               Board member         Retired Chair of the Board    Cargill, Incorporated       Joint Audit,
30 Seventh Street East          since 2001           and Chief Executive           (commodity merchants and    Contracts,
Suite 3050                                           Officer, Minnesota Mining     processors), General        Executive
St. Paul, MN 55101-4901                              and Manufacturing (3M)        Mills, Inc. (consumer
Age 69                                                                             foods), Vulcan Materials
                                                                                   Company (construction
                                                                                   materials/chemicals),
                                                                                   Milliken & Company
                                                                                   (textiles and chemicals),
                                                                                   and Nexia Biotechnologies,
                                                                                   Inc.
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Heinz F. Hutter*                Board member         Retired President and Chief                               Board
901 S. Marquette Ave.           since 1994           Operating Officer, Cargill,                               Effectiveness,
Minneapolis, MN 55402                                Incorporated (commodity                                   Executive,
Age 74                                               merchants and processors)                                 Investment
                                                                                                               Review
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Anne P. Jones  901 S.           Board member         Attorney and Consultant                                   Joint Audit,
Marquette Ave. Minneapolis,     since 1985                                                                     Board
MN 55402                                                                                                       Effectiveness,
Age 68                                                                                                         Executive
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Stephen R. Lewis, Jr.**         Board member         Retired President and         Valmont Industries, Inc.    Contracts,
901 S. Marquette Ave.           since 2002           Professor of Economics,       (manufactures irrigation    Investment
Minneapolis, MN 55402                                Carleton College              systems)                    Review,
Age 64                                                                                                         Executive
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Alan G. Quasha                  Board member         President, Quadrant           Compagnie Financiere        Joint Audit,
901 S. Marquette Ave.           since 2002           Management, Inc.              Richemont AG (luxury        Investment
Minneapolis, MN 55402                                (management of private        goods), Harken Energy       Review
Age 53                                               equities)                     Corporation (oil and gas
                                                                                   exploration) and SIRIT
                                                                                   Inc. (radio frequency
                                                                                   identification technology)
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Alan K. Simpson  1201           Board member         Former three-term United      Biogen, Inc.                Investment
Sunshine Ave.  Cody, WY         since 1997           States Senator for Wyoming    (biopharmaceuticals)        Review,  Board
82414  Age 71                                                                                                  Effectiveness
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Alison Taunton-Rigby            Board member since   President, Forester Biotech                               Investment
901 S. Marquette Ave.           2002                 since 2000. Former                                        Review,
Minneapolis, MN 55402                                President and CEO, Aquila                                 Contracts
Age 59                                               Biopharmaceuticals, Inc.
------------------------------- -------------------- ----------------------------- --------------------------- -----------------

    * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

   ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
35   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Board Members Affiliated with AEFC***


Name, address, age              Position held with   Principal occupation during   Other directorships         Committee
                                Fund and length of   past five years                                           memberships
                                service
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Barbara H. Fraser               Board member since   Executive Vice President -
1546 AXP Financial Center       2002                 AEFA Products and Corporate
Minneapolis, MN 55474                                Marketing of AEFC since
Age 53                                               2002. President - Travelers
                                                     Check Group, American
                                                     Express Company, 2001-2002.
                                                     Management Consultant,
                                                     Reuters, 2000-2001.
                                                     Managing Director -
                                                     International Investments,
                                                     Citibank Global,
                                                     1999-2000. Chairman and
                                                     CEO, Citicorp Investment
                                                     Services and Citigroup
                                                     Insurance Group, U.S.,
                                                     1998-1999
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Stephen W. Roszell              Board member since   Senior Vice President -
50238 AXP Financial Center      2002, Vice           Institutional Group of AEFC
Minneapolis, MN 55474           President  since
Age 54                          2002
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
William F. Truscott             Board member         Senior Vice President -
53600 AXP Financial Center      since 2001,  Vice    Chief Investment Officer of
Minneapolis, MN 55474           President  since     AEFC since 2001. Former
Age 42                          2002                 Chief Investment Officer
                                                     and Managing Director,
                                                     Zurich Scudder Investments
------------------------------- -------------------- ----------------------------- --------------------------- -----------------


*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age              Position held with   Principal occupation during   Other directorships         Committee
                                Fund and length of   past five years                                           memberships
                                service
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Jeffrey P. Fox                  Treasurer since      Vice President - Investment
50005 AXP Financial Center      2002                 Accounting, AEFC, since
Minneapolis, MN 55474                                2002; Vice President -
Age 48                                               Finance, American Express
                                                     Company, 2000-2002; Vice
                                                     President - Corporate
                                                     Controller, AEFC, 1996-2000
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Paula R. Meyer                  President since      Senior Vice President and
596 AXP Financial Center        2002                 General Manager - Mutual
Minneapolis, MN 55474                                Funds, AEFC, since 2002;
Age 49                                               Vice President and Managing
                                                     Director - American Express
                                                     Funds, AEFC, 2000-2002;
                                                     Vice President, AEFC,
                                                     1998-2000
------------------------------- -------------------- ----------------------------- --------------------------- -----------------
Leslie L. Ogg                   Vice President,      President of Board Services
901 S. Marquette Ave.           General Counsel,     Corporation
Minneapolis, MN 55402           and Secretary
Age 65                          since 1978
------------------------------- -------------------- ----------------------------- --------------------------- -----------------


--------------------------------------------------------------------------------
36   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held six meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2002

Based on net asset values as of Dec. 31, 2002

                                                  Aggregate dollar range of
                             Dollar range of      equity securities of all
                            equity securities      American Express Funds
                               in the Fund        overseen by Board Member
                                  Range                     Range
Arne H. Carlson                   none                  over $100,000
Philip J. Carroll, Jr.            none                      none
Livio D. DeSimone                 none                  over $100,000
Heinz F. Hutter                   none                  over $100,000
Anne P. Jones                $10,001-$50,000            over $100,000
Stephen R. Lewis, Jr.             none                   $1-$10,000
Alan G. Quasha                    none                      none
Alan K. Simpson                   none                $50,001-$100,000
Alison Taunton-Rigby              none                      none



--------------------------------------------------------------------------------
37   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 23 meetings, received the following compensation:


Compensation Table


                                                 Total cash compensation from
                                                  American Express Funds and
Board member*                Aggregate           Preferred Master Trust Group
                    compensation from the Fund       paid to Board member
Philip J. Carroll, Jr.         $  450                    $ 39,742
Livio D. DeSimone               1,666**                   102,600
Heinz F. Hutter                 1,506                     133,775
Anne P. Jones                   1,556                     138,225
Stephen R. Lewis, Jr.           1,706***                  124,790
Alan G. Quasha                  1,450                     128,775
Alan K. Simpson                 1,350                     119,875
Alison Taunton-Rigby            1,600                     142,025

  * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

 ** Includes the deferred compensation in the amount of $500 from the Fund.

*** Includes the deferred compensation in the amount of $300 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Independent Auditors


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
38   --   AXP TAX-EXEMPT SERIES, INC. -- AXP TAX-EXEMPT BOND FUND

Appendix

DESCRIPTION OF RATINGS


Standard & Poor's Long-Term Debt Ratings


A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

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Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


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Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.


Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.


Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Short-Term Muni Bonds and Notes


Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


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Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


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                                                              S-6310-20 Y (1/04)

Investments in Securities

AXP Intermediate Tax-Exempt Fund

Nov. 30, 2003
(Percentages represent value of investments compared to net assets)

Municipal bonds (94.6%)

Name of                     Coupon              Principal          Value(a)
issuer and                   rate                amount
title of
Issue(b,c)

Alabama (1.3%)
State Public School & College Authority
  Capital Improvement Revenue Bonds
  Series 1999D (FSA Insured)
   08-01-18                   5.50%          $2,000,000          $2,213,880

Alaska (1.2%)
Anchorage General Purpose
  Unlimited General Obligation Bonds
  Series 2000A (MBIA Insured)
   09-01-05                   4.50            1,000,000           1,052,330
North Slope Borough
  Capital Appreciation
  Unlimited General Obligation Bonds
  Zero Coupon Series 1995A
  (MBIA Insured)
   06-30-06                   5.00            1,000,000(f)          946,900
Total                                                             1,999,230

Arizona (2.0%)
State Educational Loan Marketing
  Refunding Revenue Bonds
  1st Series 2001A A.M.T.
   12-01-05                   4.40            1,000,000           1,054,950
State School Facilities Board
  School Improvement Revenue Bonds
  Series 2002
   07-01-10                   5.50            2,000,000           2,301,640
Total                                                             3,356,590

Arkansas (1.7%)
Little Rock School District
  General Obligation Refunding Bonds
  Series 2000B (FSA Insured)
   02-01-20                   5.50            2,695,000           2,924,075

California (7.8%)
Alameda Unified School District Unlimited
  General Obligation Refunding Bonds
  Alameda County Series 2002
  (MBIA Insured)
   10-01-18                   5.13            2,000,000           2,127,060
Moreland School District Unlimited
  General Obligation Refunding Bonds
  Series 2002 (FGIC Insured)
   09-01-19                   5.13            1,100,000           1,172,446
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds
  Series 2003S (FSA Insured)
   11-15-09                   5.00            2,000,000           2,256,960
State Department of Water Resources
  Water Systems Refunding Revenue Bonds
  Center Valley Series 2002X
  (FGIC Insured)
   12-01-17                   5.50            2,000,000           2,304,980
State Unlimited General Obligation Bonds
  Series 1992
   09-01-06                   6.30            2,000,000           2,210,380
State Unlimited General Obligation Bonds
  Series 2001
   06-01-11                   5.50            1,000,000           1,106,650
State Unlimited General Obligation Refunding Bonds
  Series 2001 (AMBAC Insured)
   03-01-15                   5.50            2,000,000           2,218,960
Total                                                            13,397,436

See accompanying notes to investments in securities.

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

Municipal bonds (continued)

Name of                     Coupon              Principal          Value(a)
issuer and                   rate                amount
title of
Issue(b,c)

Colorado (2.0%)
Denver City & County
  School District #1 Unlimited
  General Obligation Bonds Series 1999
  (FGIC Insured)
   12-01-15                   5.38%          $2,000,000          $2,231,040
Denver City & County
  Unlimited Government Obligation Bonds
  Series 1999B
   08-01-07                   5.63            1,000,000           1,123,940
Total                                                             3,354,980

Florida (6.3%)
Bonita Springs Vasari Community
  Development District Capital
  Improvement Revenue Bonds
  Series 2001B
   05-01-09                   6.20              420,000             435,708
Grand Haven Community Development District
  Special Assessment Refunding Revenue
  Bonds Series 2002
   11-01-07                   6.13              310,000             317,043
Harbor Bay Community Development District
  Capital Improvement Revenue Bonds
  Series 2001B
   05-01-10                   6.35              460,000             475,691
Heritage Harbor Community Development District
  Special Assessment Revenue Bonds
  Series 1997B
   05-01-06                   6.00              700,000             700,574
Heritage Palms Community Development District
  Capital Improvement Revenue Bonds
  Series 1998
   11-01-06                   5.40            1,030,000           1,031,864
Lakewood Ranch Community Development
  District #5 Special Assessment
  Revenue Bonds Series 2001B
   05-01-11                   6.00              160,000             164,456
Municipal Power Agency
  Refunding Revenue Bonds
  Stanton Series 2002
  (FSA Insured)
   10-01-15                   5.50            1,500,000           1,696,185
Orange County Tourist Development
  Miscellaneous Tax Revenue Bonds
  Series 2000 (AMBAC Insured)
   10-01-06                   5.00            1,000,000           1,084,640
Renaissance Community Development District
  Special Assessment Capital Improvement
  Revenue Bonds Series 2002B
   05-01-08                   6.25              440,000             450,604
Sterling Hill Community Development District Special
  Assessment Capital Improvement
  Revenue Bonds Series 2003B
   11-01-10                   5.50            1,000,000             996,880
Stoneybrook Community Development District
  Capital Improvement Revenue Bonds
  Lee County Series 1998B
   05-01-08                   5.70              130,000             131,180
Sumter Landing Community Development District
  Special Assessment Revenue Bonds
  Series 2003
   05-01-13                   6.25            1,000,000           1,010,910
Village Center Community Development District
  Recreational Revenue Bonds
  Series 2003B
   01-01-18                   6.35            1,000,000           1,043,630
Village Community Development District #5
  Special Assessment Revenue Bonds
  Series 2002B
   05-01-07                   5.40            1,000,000           1,012,040
Waterchase Community Development District
  Capital Improvement Revenue Bonds
  Series 2001B
   05-01-08                   5.90              260,000             264,480
Total                                                            10,815,885

Georgia (2.1%)
State Unlimited General Obligation Bonds
  Series 1995
   09-01-07                   6.00            1,100,000           1,254,946
State Unlimited General Obligation Bonds
  Series 2002D
   08-01-10                   5.25            2,000,000           2,274,660
Total                                                             3,529,606

Hawaii (0.6%)
State Unlimited General Obligation Bonds
  Series 1993CA (FSA Insured)
   01-01-07                   5.75            1,000,000           1,111,060

See accompanying notes to investments in securities.

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

Municipal bonds (continued)

Name of                     Coupon              Principal          Value(a)
issuer and                   rate                amount
title of
Issue(b,c)

Illinois (3.0%)
Chicago Park District
  Unlimited General Obligation
  Refunding Bonds Series 2003B
  (FGIC Insured)
   01-01-06                   4.00%          $2,000,000          $2,091,400
Cook County Capital Improvement Unlimited
  General Obligation Bonds Series 1999A
  (FGIC Insured)
   11-15-17                   5.25            2,000,000           2,186,720
Lake County Community High School
  District #117 Capital Appreciation Bonds
  Antioch Zero Coupon
  Series 2000B (FGIC Insured)
   12-01-08                   5.13            1,000,000(f)          860,140
Total                                                             5,138,260

Indiana (1.3%)
State Municipal Power Agency
  Power Supply Revenue Bonds
  Series 2003B (MBIA Insured)
   01-01-11                   5.00            2,000,000           2,201,220

Louisiana (4.4%)
Lafayette Public Power Authority Electric
  Refunding Revenue Bonds
  Series 2003A (AMBAC Insured)
   11-01-12                   5.00            2,000,000           2,218,940
State Gas & Fuel Tax Revenue Bonds
  Series 2002A (AMBAC Insured)
   06-01-17                   5.38            2,750,000           3,041,665
State Unlimited General Obligation Bonds
  Series 1998B (FSA Insured)
   04-15-10                   5.25            2,000,000           2,234,500
Total                                                             7,495,105

Maryland (0.7%)
State Unlimited General Obligation Bonds
  2nd Series 2001
   07-15-08                   5.25            1,000,000           1,124,900

Massachusetts (3.5%)
Boston City Hospital Special Obligation Refunding
  Revenue Bonds Series 2002
  (MBIA Insured)
   08-01-18                   5.00            2,000,000           2,111,060
Boston Unlimited General Obligation Bonds
  Series 2001A
   02-01-06                   4.25            1,000,000           1,054,740
State Health & Educational Facilities Authority
  Hospital Revenue Bonds
  Caritas Christi Obligation Group
  Series 1999A
   07-01-04                   5.25              500,000             507,450
State Limited General Obligation Refunding
  Revenue Bonds Series 2002C
  (FGIC Insured)
   11-01-14                   5.50            2,000,000           2,291,100
Total                                                             5,964,350

Michigan (2.2%)
Countryside Charter School
  Full Term Certificates of Participation
  Berrien County Series 1999
   04-01-04                   5.70               40,000              40,164
Detroit Sewer Disposal
  Senior Lien Refunding Revenue Bonds
  Series 2003A (FSA Insured)
   07-01-20                   5.50            1,000,000           1,093,180
Livingston Developmental Agency
  Certificates of Participation
  Series 1999
   05-01-05                   5.70              100,000              99,998
State Public Power Agency
  Refunding Revenue Bonds
  Belle River Project Series 2002A
  (MBIA Insured)
   01-01-10                   5.25            2,000,000           2,256,439
Summit Academy Certificates of Participation
  Junior High School Facility
  Series 1998
   08-01-04                   5.70              135,000             136,469
Summit Academy Certificates of Participation
  Junior High School Facility
  Series 1999
   09-01-04                   5.70               70,000              72,406
Total                                                             3,698,656

See accompanying notes to investments in securities.

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

Municipal bonds (continued)

Name of                     Coupon              Principal          Value(a)
issuer and                   rate                amount
title of
Issue(b,c)

Minnesota (3.3%)
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2000A
   02-01-14                   5.75%          $2,000,000          $2,315,480
Southern Municipal Power Agency Power
  Supply System Revenue Bonds
  Series 2002A (AMBAC Insured)
   01-01-14                   5.25            1,000,000           1,129,020
State Unlimited General Obligation Bonds
  Series 2000
   06-01-17                   5.50            2,000,000           2,237,940
Total                                                             5,682,440

Missouri (1.6%)
Springfield School District #R12
  Unlimited General Obligation Bonds
  Missouri Direct Deposit Series 2002B
  (FSA Insured)
   03-01-10                   5.00            2,500,000           2,793,150

Nevada (1.5%)
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FGIC Insured)
   06-15-08                   5.50            1,000,000           1,131,610
Director of the State Department of Business
  & Industry Capital Appreciation
  Revenue Bonds Las Vegas Monorail
  Zero Coupon Series 2000
  (AMBAC Insured)
   01-01-07                   5.01            1,000,000(f)          924,700
Las Vegas Local Special Improvement Bonds
  District #808 Summerlin Area Series 2001
   06-01-06                   5.40              500,000             508,055
Total                                                             2,564,365

New Jersey (1.3%)
State Highway Authority
  Garden State Parkway
  Refunding Revenue Bonds
  Series 2001 (FGIC Insured)
   01-01-08                   5.00            1,005,000           1,111,681
State Transportation Trust Fund Authority
  Refunding Revenue Bonds
  Transportation Systems Series 2001C
   12-15-07                   5.38            1,000,000           1,119,410
Total                                                             2,231,091

New Mexico (--%)
Santa Fe County Lifecare Revenue Bonds
  El Castillo Retirement Series 1998A
   05-15-04                   5.00               54,000              54,073

New York (4.9%)
Metropolitan Transportation Authority
  Service Contract Revenue Bonds
  Series 2002B (MBIA Insured)
   07-01-13                   5.50            2,250,000           2,586,915
New York City
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19                   5.50            2,000,000           2,137,880
State Thruway Authority
  Highway & Bridge Trust Fund
  Revenue Bonds Series 2001B
  (MBIA Insured)
   04-01-07                   5.00            1,000,000           1,093,050
State Urban Development
  Correctional & Youth Facilities
  Revenue Bonds Series 2002C
   01-01-11                   5.00            2,375,000           2,615,516
Total                                                             8,433,361

North Carolina (4.5%)
Charlotte Unlimited General
 Obligation Refunding Bonds Series 1998
   02-01-16                   5.25            2,000,000           2,188,540
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 1993B
   01-01-06                   6.00            1,000,000           1,071,470
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 2003A
   01-01-10                   5.50            1,000,000           1,095,890
State Municipal Power Agency
  Revenue Bonds
  #1 Catawba Electric Series 2003A
   01-01-12                   5.50            1,000,000           1,097,770
State Unlimited General Obligation
  Public Improvement Bonds
  Series 1999A
   03-01-15                   5.25            2,000,000           2,207,260
Total                                                             7,660,930

See accompanying notes to investments in securities.

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12   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon              Principal          Value(a)
issuer and                   rate                amount
title of
Issue(b,c)

Ohio (3.7%)
Carroll Water & Sewer District
  Unlimited General Obligation Bonds
  Series 1998
   12-01-10                   6.25%            $155,000            $163,006
Cuyahoga County Refunding Revenue Bonds
  Series 2003A
   01-01-11                   5.50            2,000,000           2,193,780
State Turnpike Commission
  Refunding Revenue Bonds
  Series 2001B (FSA Insured)
   02-15-08                   5.00            1,000,000           1,106,650
State Unlimited General Obligation Bonds
  Series 2000
   12-01-16                   5.25            1,650,000           1,804,275
State Water Development Authority
  Pollution Control Revenue Bonds
  Series 2000
   06-01-05                   5.50            1,000,000           1,061,650
Total                                                             6,329,361

Oklahoma (0.6%)
State Capital Improvement Authority
  Highway Revenue Bonds
  Series 2000 (MBIA Insured)
   06-01-06                   5.00            1,000,000           1,081,790

Pennsylvania (1.9%)
Southeastern Transportation Authority
  Special Revenue Tax Transit
  Revenue Bonds Series 1997
  (FGIC Insured)
   03-01-07                   5.75            1,000,000           1,116,870
State Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-08                   5.00            2,000,000           2,205,280
Total                                                             3,322,150

Puerto Rico (2.6%)(e)
Commonwealth of Puerto Rico
  Highway & Transportation Authority
  Revenue Bonds     Series 2003 (FGIC Insured)
   07-01-18                   5.25            2,000,000           2,204,780
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FGIC Insured)
   07-01-14                   5.50            2,000,000           2,319,700
Total                                                             4,524,480

South Carolina (3.6%)
Columbia Certificates of Participation
  Tourism Development Fee Pledge
  Series 2003 (AMBAC Insured)
   06-01-12                   5.00            1,735,000           1,926,683
State Public Service Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC Insured)
   01-01-20                   5.00            2,000,000           2,108,000
State School Facilities
  Unlimited General Obligation Bonds
  Series 2001A
   01-01-07                   5.00            1,000,000           1,091,610
State Transportation Infrastructure Bank
  Revenue Bonds Series 2000A (MBIA Insured)
   10-01-07                   5.50            1,000,000           1,125,960
Total                                                             6,252,253

Tennessee (1.9%)
Memphis Public Improvement Unlimited
  General Obligation Bonds
  Series 2000
   04-01-18                   5.25            2,000,000           2,163,260
Shelby County Public Improvement
  Unlimited General Obligation
  Refunding Bonds Series 2000A
   04-01-05                   5.00            1,000,000           1,048,530
Total                                                             3,211,790

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon              Principal          Value(a)
issuer and                   rate                amount
title of
Issue(b,c)

Texas (10.8%)
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19                   5.00%          $2,000,000          $2,099,720
Houston Limited General Obligation
  Refunding Bonds Series 1999A
   03-01-08                   5.25            1,000,000           1,111,790
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 1999B (FSA Insured)
   05-15-08                   6.00            1,000,000           1,148,000
San Antonio Electric & Gas Refunding Revenue Bonds
  Series 2003
   02-01-13                   5.25            2,000,000           2,239,720
Spring Independent School District Unlimited
  General Obligation Refunding Bonds
  Series 1998
  (Permanent School Fund Guarantee)
   02-15-19                   5.25            1,000,000           1,061,680
State Public Finance Authority
  Capital Appreciation Refunding Revenue
  Bonds Zero Coupon
  Series 1990 (MBIA Insured)
   02-01-09                   3.28            5,000,000(f)        4,244,600
State University Financing Systems
  Refunding Revenue Bonds
  Series 2002 (FSA Insured)
   03-15-16                   5.25            2,000,000           2,182,500
State University Financing Systems
  Revenue Bonds     Series 1996A
   08-15-13                   5.10            2,000,000           2,177,800
Texas A & M University Financing Systems
  Refunding Revenue Bonds
  Series 2003B
   05-15-09                   5.00            2,000,000           2,225,920
Total                                                            18,491,730

Virginia (4.3%)
Arlington County Unlimited General Obligation
  Public Improvement Bonds
  Series 2001
   02-01-07                   4.50            1,000,000           1,079,060
Chesapeake Public Improvement
  Unlimited General Obligation Bonds
  Series 1996
   05-01-16                   5.50            2,500,000           2,733,850
Prince William County
  Public Improvement Facility
  Unlimited General Obligation Bonds
  Series 2000A
   08-01-06                   5.00            1,000,000           1,086,300
Richmond Metropolitan Authority
  Expressway Refunding Revenue Bonds
  Series 2002 (FGIC Insured)
   07-15-15                   5.25            2,125,000           2,418,038
Total                                                             7,317,248

Washington (8.2%)
Energy Northwest Electric
  Refunding Revenue Bonds
  Columbia Generating Series 2003A
  (XLCA Insured)
   07-01-10                   5.50            2,000,000           2,281,100
Energy Northwest Electric
  Refunding Revenue Bonds
  Project #3 Series 2002B
  (AMBAC Insured)
   07-01-16                   6.00            2,000,000           2,318,540
Energy Northwest Electric
  Refunding Revenue Bonds
  Project #3 Series 2003A
  (MBIA Insured)
   07-01-12                   5.50            2,000,000           2,274,160
King County Limited General Obligation
  Pre-refunded Bonds Series 2002
   12-01-13                   5.50              195,000             226,580

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon              Principal          Value(a)
issuer and                   rate                amount
title of
Issue(b,c)

Washington (cont.)
King County Limited General Obligation
  Un-refunded Revenue Bonds
  Series 2002
   12-01-13                   5.50%          $1,805,000          $2,070,497
Port of Seattle Refunding Revenue Bonds
  Series 2000D (MBIA Insured) A.M.T.
   02-01-07                   5.50            1,000,000           1,095,390
Tacoma Electric System
  Refunding Revenue Bonds
  Series 2001B (FSA Insured)
   01-01-07                   5.50            1,000,000           1,102,060
   01-01-11                   5.50            2,415,000           2,739,939
Total                                                            14,108,266

Total municipal bonds
(Cost: $157,739,381)                                           $162,383,711

Municipal notes (4.0%)

Issuer(b,c,d)             Effective             Amount             Value(a)
                           yield              payable at
                                               maturity
Brazos River Texas Harbor Naval District
  Revenue Bonds (Merey Sweeny) V.R.
  Series 2001B (Chase Manhattan Bank)
  A.M.T.
   04-01-21                   1.14%            $200,000            $200,000
California Department of Water Resources
  Power Supply Revenue Bonds V.R.
  Series 2002B-2 (BNP Paribas)
   05-01-22                   1.10            2,100,000           2,100,000
Chicago Illinois Midway Airport
  Second Lien Revenue Bonds
  V.R. Series 1998B (MBIA Insured)
  (J.P. Morgan Chase) A.M.T.
   01-01-29                   1.15              100,000             100,000
Louisville & Jefferson Counties Kentucky Regular Airport
  Authority Special Facilities Revenue Bonds
  (UPS Worldwide Forwarding) V.R.
  Series 1999A A.M.T.
   01-01-29                   1.12              400,000             400,000
Lower Neches Valley Texas Industrial Development
  Authority Facilities (Exxon Mobil) Refunding
  Revenue Bonds V.R. Series 2001B
   11-01-29                   1.15              700,000             700,000
Missouri Health & Educational Facilities Authority
  Revenue Bonds (Christian Brothers College)
  V.R. Series 2002A (U.S. Bank)
   10-01-32                   1.15              100,000             100,000
Missouri Health & Educational Facilities Authority
  Revenue Bonds (St. Louis University)
  V.R. Series 1999A (Bank of America)
   10-01-09                   1.15              100,000             100,000
New York City Unlimited General Obligation Bonds
  V.R. Series 1994H-2 (MBIA Insured)
   08-01-13                   1.08            2,800,000           2,800,000
Schuylkill County Pennsylvania Industrial
  Development Authority Resource Recovery
  Refunding Revenue Bonds
  (Northeastern Power Company)
  V.R. Series 1997B Dexia Credit Local A.M.T.
   12-01-22                   1.15              300,000             300,000

Total municipal notes
(Cost: $6,800,000)                                               $6,800,000

Total investments in securities
(Cost: $164,539,381)(g)                                        $169,183,711

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       --  ACA Financial Guaranty Corporation

     AMBAC     --  American Municipal Bond Association Corporation

     BIG       --  Bond Investors Guarantee

     CGIC      --  Capital Guaranty Insurance Company

     FGIC      --  Financial Guarantee Insurance Corporation

     FHA       --  Federal Housing Authority

     FNMA      --  Federal National Mortgage Association

     FSA       --  Financial Security Assurance

     GNMA      --  Government National Mortgage Association

     MBIA      --  Municipal Bond Investors Assurance

     XLCA      --  XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --  Alternative Minimum Tax -- As of Nov. 30, 2003, the value of securities subject to alternative minimum tax represented
                   1.8% of net assets.

     B.A.N.    --  Bond Anticipation Note

     C.P.      --  Commercial Paper

     R.A.N.    --  Revenue Anticipation Note

     T.A.N.    --  Tax Anticipation Note

     T.R.A.N.  --  Tax & Revenue Anticipation Note

     V.R.      --  Variable Rate

     V.R.D.B.  --  Variable Rate Demand Bond

     V.R.D.N.  --  Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer/obligor or third party, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2003.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.6% of net assets as of Nov. 30, 2003.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) At Nov. 30, 2003, the cost of securities for federal income tax purposes was $164,539,381 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $4,830,449
     Unrealized depreciation                                       (186,119)
                                                                   --------
     Net unrealized appreciation                                 $4,644,330
                                                                 ----------

--------------------------------------------------------------------------------
16   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Intermediate Tax-Exempt Fund

Nov. 30, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $164,539,381)                                                                      $169,183,711
Cash in bank on demand deposit                                                                               67,736
Capital shares receivable                                                                                    71,928
Accrued interest receivable                                                                               2,360,108
Receivable for investment securities sold                                                                 2,316,719
                                                                                                          ---------
Total assets                                                                                            174,000,202
                                                                                                        -----------
Liabilities
Dividends payable to shareholders                                                                            84,955
Capital shares payable                                                                                       11,096
Payable for investment securities purchased                                                               2,210,853
Accrued investment management services fee                                                                    4,234
Accrued distribution fee                                                                                      4,018
Accrued transfer agency fee                                                                                     385
Accrued administrative services fee                                                                             376
Other accrued expenses                                                                                       47,318
                                                                                                             ------
Total liabilities                                                                                         2,363,235
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $171,636,967
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $    316,383
Additional paid-in capital                                                                              165,981,670
Undistributed net investment income                                                                               4
Accumulated net realized gain (loss)                                                                        694,580
Unrealized appreciation (depreciation) on investments                                                     4,644,330
                                                                                                          ---------
Total -- representing net assets applicable to outstanding capital stock                               $171,636,967
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $131,161,303
                                                            Class B                                    $ 27,744,289
                                                            Class C                                    $ 12,730,064
                                                            Class Y                                    $      1,311
Net asset value per share of outstanding capital stock:     Class A shares           24,173,776        $       5.43
                                                            Class B shares            5,116,507        $       5.42
                                                            Class C shares            2,347,730        $       5.42
                                                            Class Y shares                  243        $       5.40
                                                                                            ---        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Statement of operations
AXP Intermediate Tax-Exempt Fund

Year ended Nov. 30, 2003
Investment income
Income:
Interest                                                                                                 $5,823,393
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                          704,089
Distribution fee
   Class A                                                                                                  298,784
   Class B                                                                                                  254,637
   Class C                                                                                                  114,855
Transfer agency fee                                                                                          96,373
Incremental transfer agency fee
   Class A                                                                                                    6,678
   Class B                                                                                                    3,814
   Class C                                                                                                    1,753
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                    65,453
Compensation of board members                                                                                 7,775
Custodian fees                                                                                               20,974
Printing and postage                                                                                         49,431
Registration fees                                                                                            33,443
Audit fees                                                                                                   19,000
Other                                                                                                         3,876
                                                                                                              -----
Total expenses                                                                                            1,680,936
   Expenses waived/reimbursed by AEFC (Note 2)                                                              (30,888)
                                                                                                            -------
                                                                                                          1,650,048
   Earnings credits on cash balances (Note 2)                                                                (2,518)
                                                                                                             ------
Total net expenses                                                                                        1,647,530
                                                                                                          ---------
Investment income (loss) -- net                                                                           4,175,863
                                                                                                          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                  723,006
Net change in unrealized appreciation (depreciation) on investments                                       2,799,310
                                                                                                          ---------
Net gain (loss) on investments                                                                            3,522,316
                                                                                                          ---------
Net increase (decrease) in net assets resulting from operations                                          $7,698,179
                                                                                                         ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Intermediate Tax-Exempt Fund

Year ended Nov. 30,                                                                2003                    2002
Operations and distributions
Investment income (loss) -- net                                               $  4,175,863             $  2,510,065
Net realized gain (loss) on investments                                            723,006                  272,489
Net change in unrealized appreciation (depreciation) on investments              2,799,310                  989,944
                                                                                 ---------                  -------
Net increase (decrease) in net assets resulting from operations                  7,698,179                3,772,498
                                                                                 ---------                ---------
Distributions to shareholders from:
   Net investment income
      Class A                                                                   (3,404,392)              (2,056,143)
      Class B                                                                     (531,203)                (364,957)
      Class C                                                                     (240,224)                 (90,223)
      Class Y                                                                          (40)                     (42)
   Net realized gain
      Class A                                                                     (228,866)                (147,931)
      Class B                                                                      (51,220)                 (34,449)
      Class C                                                                      (20,750)                  (4,348)
      Class Y                                                                           (3)                      (4)
                                                                                ----------               ----------
Total distributions                                                             (4,476,698)              (2,698,097)
                                                                                ----------               ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                      85,142,099               66,118,141
   Class B shares                                                               13,878,491               12,483,523
   Class C shares                                                                7,363,980                7,566,831
Reinvestment of distributions at net asset value
   Class A shares                                                                3,141,423                1,864,016
   Class B shares                                                                  495,111                  335,158
   Class C shares                                                                  239,026                   88,894
Payments for redemptions
   Class A shares                                                              (50,489,408)             (27,718,223)
   Class B shares (Note 2)                                                      (7,668,704)              (4,377,090)
   Class C shares (Note 2)                                                      (3,429,140)                (604,010)
                        -                                                       ----------                 --------
Increase (decrease) in net assets from capital share transactions               48,672,878               55,757,240
                                                                                ----------               ----------
Total increase (decrease) in net assets                                         51,894,359               56,831,641
Net assets at beginning of year                                                119,742,608               62,910,967
                                                                               -----------               ----------
Net assets at end of year                                                     $171,636,967             $119,742,608
                                                                              ============             ============
Undistributed net investment income                                           $          4             $         --
                                                                              ------------             ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Intermediate Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in bonds and other debt obligations.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
20   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the year ended Nov. 30, 2003.

--------------------------------------------------------------------------------
21   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                   2003            2002

Class A
Distributions paid from:
    Ordinary income - tax-exempt distributions*    $3,404,392     $2,057,966
    Long-term capital gain                            228,866        146,108
Class B
Distributions paid from:
    Ordinary income - tax-exempt distributions*       531,203        365,382
    Long-term capital gain                             51,220         34,024
Class C
Distributions paid from:
    Ordinary income - tax-exempt distributions*       240,224         90,276
    Long-term capital gain                             20,750          4,295
Class Y
Distributions paid from:
    Ordinary income - tax-exempt distributions*            40             42
    Long-term capital gain                                  3              4
* Tax-exempt distributions were 100% for the years ended 2003 and 2002.

As of Nov. 30, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                   $   84,955
Accumulated long-term gain (loss)                                 $  722,842
Unrealized appreciation (depreciation)                            $4,616,072

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------
22   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19.50 for Class A, $20.50 for Class B, $20 for Class C and $17.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
23   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $568,640 for Class A, $35,882 for Class B and $7,461 for Class C for the year ended Nov. 30, 2003.

For the year ended Nov. 30, 2003, AEFC and its affiliates waived certain fees and expenses to 0.88% for Class A, 1.64% for Class B, 1.63% for Class C and 0.61% for Class Y. In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until Nov. 30, 2004. Under this agreement, total expenses will not exceed 0.88% for Class A, 1.64% for Class B, 1.63% for Class C and 0.70% for Class Y of the Fund's average daily net assets.

During the year ended Nov. 30, 2003, the Fund's custodian and transfer agency fees were reduced by $2,518 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $132,869,929 and $88,564,810, respectively, for the year ended Nov. 30, 2003. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                      Year ended Nov. 30, 2003
                                              Class A         Class B        Class C      Class Y
Sold                                       15,788,919       2,577,234      1,361,344         --
Issued for reinvested distributions           582,049          91,778         44,319         --
Redeemed                                   (9,374,437)     (1,416,634)      (639,265)        --
                                           ----------      ----------       --------       ----
Net increase (decrease)                     6,996,531       1,252,378        766,398         --
                                            ---------       ---------        -------       ----

                                                      Year ended Nov. 30, 2002
                                              Class A         Class B        Class C      Class Y
Sold                                       12,513,172       2,357,292      1,424,341         --
Issued for reinvested distributions           354,001          63,694         16,816         --
Redeemed                                   (5,290,389)       (830,052)      (114,919)        --
                                           ----------        --------       --------       ----
Net increase (decrease)                     7,576,784       1,590,934      1,326,238         --
                                            ---------       ---------      ---------       ----

--------------------------------------------------------------------------------
24   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 2003.

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001      2000       1999
Net asset value, beginning of period                                    $5.29      $5.19     $5.04     $5.02      $5.14
Income from investment operations:
Net investment income (loss)                                              .15        .16       .18       .19        .19
Net gains (losses) (both realized and unrealized)                         .15        .12       .15       .02      (.12)
Total from investment operations                                          .30        .28       .33       .21        .07
Less distributions:
Dividends from net investment income                                     (.15)      (.17)     (.18)     (.19)      (.19)
Distributions from realized gains                                        (.01)      (.01)       --        --         --
Total distributions                                                      (.16)      (.18)     (.18)     (.19)      (.19)
Net asset value, end of period                                          $5.43      $5.29     $5.19     $5.04      $5.02

Ratios/supplemental data
Net assets, end of period (in millions)                                  $131        $91       $50       $31        $29
Ratio of expenses to average daily net assets(c)                         .88%(e)    .89%(e)  1.02%      .99%       .90%(e)
Ratio of net investment income (loss) to average daily net assets       2.85%      3.13%     3.45%     3.72%      3.78%
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%         9%
Total return(i)                                                         5.86%      5.45%     6.60%     4.22%      1.44%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
25   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001      2000       1999
Net asset value, beginning of period                                    $5.29      $5.19     $5.03     $5.02      $5.14
Income from investment operations:
Net investment income (loss)                                              .11        .12       .14       .15        .15
Net gains (losses) (both realized and unrealized)                         .14        .12       .16       .01       (.12)
Total from investment operations                                          .25        .24       .30       .16        .03
Less distributions:
Dividends from net investment income                                     (.11)      (.13)     (.14)     (.15)      (.15)
Distributions from realized gains                                        (.01)      (.01)       --        --         --
Total distributions                                                      (.12)      (.14)     (.14)     (.15)      (.15)
Net asset value, end of period                                          $5.42      $5.29     $5.19     $5.03      $5.02

Ratios/supplemental data
Net assets, end of period (in millions)                                   $28        $20       $12        $9         $9
Ratio of expenses to average daily net assets(c)                        1.64%(f)   1.64%(f)  1.78%     1.75%      1.65%(f)
Ratio of net investment income (loss) to average daily net assets       2.09%      2.38%     2.69%     2.90%      3.02%
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%         9%
Total return(i)                                                         4.86%      4.66%     6.01%     3.23%       .69%

Class C
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001   2000(b)
Net asset value, beginning of period                                    $5.29      $5.18     $5.03     $5.00
Income from investment operations:
Net investment income (loss)                                              .11        .12       .14       .06
Net gains (losses) (both realized and unrealized)                         .14        .13       .15       .03
Total from investment operations                                          .25        .25       .29       .09
Less distributions:
Dividends from net investment income                                     (.11)      (.13)     (.14)     (.06)
Distributions from realized gains                                        (.01)      (.01)       --        --
Total distributions                                                      (.12)      (.14)     (.14)     (.06)
Net asset value, end of period                                          $5.42      $5.29     $5.18     $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                   $13         $8        $1       $--
Ratio of expenses to average daily net assets(c)                        1.63%(g)   1.64%(g)  1.77%     1.75%(d)
Ratio of net investment income (loss) to average daily net assets       2.09%      2.35%     2.66%     3.34%(d)
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%
Total return(i)                                                         4.87%      4.86%     5.82%     1.96%(j)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
26   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov 30,                                              2003       2002      2001      2000       1999
Net asset value, beginning of period                                    $5.26      $5.16     $5.02     $5.01      $5.13
Income from investment operations:
Net investment income (loss)                                              .16        .17       .19       .20        .21
Net gains (losses) (both realized and unrealized)                         .15        .12       .14       .01       (.12)
Total from investment operations                                          .31        .29       .33       .21        .09
Less distributions:
Dividends from net investment income                                     (.16)      (.18)     (.19)     (.20)      (.21)
Distributions from realized gains                                        (.01)      (.01)       --        --         --
Total distributions                                                      (.17)      (.19)     (.19)     (.20)      (.21)
Net asset value, end of period                                          $5.40      $5.26     $5.16     $5.02      $5.01

Ratios/supplemental data
Net assets, end of period (in millions)                                   $--        $--       $--       $--        $--
Ratio of expenses to average daily net assets(c)                         .70%(h)    .81%(h)   .95%      .92%       .80%(h)
Ratio of net investment income (loss) to average daily net assets       3.13%      3.26%     3.49%     3.76%      4.03%
Portfolio turnover rate (excluding short-term securities)                 59%        52%       75%       77%         9%
Total return(i)                                                         6.08%      5.67%     6.62%     4.24%      1.59%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.89%, 0.97% and 1.02% for the periods ended Nov. 30, 2003, 2002 and 1999, respectively.

(f) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.65%, 1.73% and 1.78% for the periods ended Nov. 30, 2003, 2002 and 1999, respectively.

(g) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.64% and 1.72% for the periods ended Nov. 30, 2003 and 2002, respectively.

(h) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class Y would have been 0.71%, 0.90% and 0.94% for the periods ended Nov. 30, 2003, 2002 and 1999, respectively.

(i)  Total return does not reflect payment of a sales charge.

(j)  Not annualized.

--------------------------------------------------------------------------------
27   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Intermediate Tax-Exempt Fund (a series of AXP Tax-Exempt Series, Inc.) as of November 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2003, and the financial highlights for each of the years in the five-year period ended November 30, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Intermediate Tax-Exempt Fund as of November 30, 2003, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 9, 2004

--------------------------------------------------------------------------------
28   ---   AXP INTERMEDIATE TAX-EXEMPT FUND   ---   2003 ANNUAL REPORT

Investments in Securities

AXP Tax-Exempt Bond Fund

Nov. 30, 2003

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.4%)
Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

Alabama (0.2%)
Birmingham General Obligation
  Unlimited Warrants Series 2003A
  (AMBAC Insured)
   06-01-12                   5.25%         $1,660,000            $1,864,612

Alaska (1.4%)
North Slope Borough
  Unlimited General Obligation Bonds
  Zero Coupon Series 1994B
  (FSA Insured)
   06-30-04                   7.05           3,000,000(b)          2,979,090
   06-30-05                   7.15           3,000,000(b)          2,922,450
State Unlimited General Obligation Bonds
  Series 2003A (FSA Insured)
   08-01-06                   5.25           5,300,000             5,777,265
Total                                                             11,678,805

Arizona (1.4%)
Maricopa County General Obligation
  Unlimited School Improvement Bonds
  District #90 Saddler Mountain
  Series 2003A
   07-01-14                   5.00           1,550,000             1,571,762
Maricopa County Industrial
  Development Authority
  Multi-family Housing
  Revenue Bonds Series 1996A
   07-01-26                   6.63           2,500,000             2,829,750
Peoria Municipal Development Authority
  Refunding Revenue Bonds Series 2003
  (AMBAC Insured)
   07-01-10                   5.00           3,740,000             4,185,845
Phoenix Industrial Development Authority
  Refunding Revenue Bonds
  Christian Care Apartments
  Series 1995A
   01-01-16                   6.25           1,900,000             1,916,929
Phoenix Junior Lien Street & Highway User
  Refunding Revenue Bonds Series 1992
   07-01-11                   6.25           1,350,000             1,369,062
Total                                                             11,873,348

Arkansas (0.3%)
State Development Finance Authority
  Single Family Mortgage Revenue Bonds
  Series 2003A (GNMA/FNMA Insured)
   07-01-34                   4.90           2,500,000             2,512,650

California (14.0%)
Antelope Valley Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (MBIA Insured)
   08-01-23                   5.00           2,685,000             2,770,839
Burbank Public Financing Authority
  Golden State Revenue Bonds
  Series 2003A (AMBAC Insured)
   12-01-20                   5.25           3,000,000             3,228,330
Golden State Tobacco Securitization
  California Tobacco Settlement
  Enhanced Asset-backed Revenue Bonds
  Series 2003B
   06-01-33                   5.50           2,500,000             2,479,175
Long Beach Unified School District Election 1999
  Unlimited General Obligation Bonds
  Series 2003E (FSA Insured)
   08-01-21                   5.00           2,055,000             2,137,303
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2003A (FSA Insured)
   07-01-20                   5.25           2,000,000             2,146,940
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2003A (MBIA Insured)
   01-01-28                   5.00           5,000,000             5,104,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

California (cont.)
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Series 1995
   07-01-14                   6.50%         $5,000,000            $5,508,500
Sacramento Municipal Utility District
  Electric Revenue Bonds
  Series 2003R
  (MBIA Insured)
   08-15-23                   5.00           3,765,000             3,885,744
   08-15-33                   5.00          11,500,000            11,706,195
San Diego Public Water Facilities Financing
  Authority Revenue Bonds Series 2002
  (MBIA Insured)
   08-01-14                   5.00           2,200,000             2,397,208
Southern State Public Power Authority
  Revenue Bonds Magnolia Power Project
  Series 2003-1A (AMBAC Insured)
   07-01-25                   5.00           5,000,000             5,123,700
State Infrastructure & Economic Development
  Revenue Bonds Bay Area Toll Bridges
  1st Lien Series 2003A (FGIC Insured)
   07-01-29                   5.00           5,000,000             5,106,650
State Public Works Board
  California Community Colleges Lease
  Pre-refunded Revenue Bonds
  Series 1994
   03-01-19                   7.00           3,900,000             4,035,213
State Public Works Board
  University of California
  Lease Refunding Revenue Bonds
  Series 1993A
   06-01-14                   5.50           7,275,000             8,147,273
State Unlimited General Obligation Bonds
  Series 1999 (MBIA Insured)
   12-01-15                   5.75           5,520,000             6,291,806
State Unlimited General Obligation Bonds
  Series 2000
   10-01-25                   5.38           2,500,000             2,522,975
State Unlimited General Obligation Bonds
  Series 2002
   04-01-32                   5.25           5,000,000             4,971,450
State Unlimited General Obligation Bonds
  Series 2003
   02-01-29                   5.25           2,500,000             2,496,700
   02-01-33                   5.25           5,000,000             4,971,200
State Unlimited General Obligation
  Pre-refunded Bonds
   12-01-15                   5.75          10,730,000            12,739,406
State Unlimited General Obligation
  Refunding Bonds
  Series 2003 (MBIA Insured)
   02-01-27                   5.25          10,000,000            10,392,400
State Various Purpose Unlimited
  General Obligation Bonds Series 2003
   11-01-23                   5.13           2,500,000             2,501,575
West Covina Redevelopment Agency
  Community Facilities District
  Special Tax Refunding Bonds
  Series 1996
   09-01-17                   6.00           5,000,000             5,840,150
Total                                                            116,505,032

Colorado (1.4%)
Arapahoe County Public Highway Authority
  Capital Improvement Trust Fund
  E-470 Highway
  Pre-refunded Revenue Bonds
  Series 1986
   08-31-26                   7.00           5,685,000             6,410,861
North Range Metropolitan District #1
  Limited Tax General Obligation Bonds
  Commerce City Series 2001
   12-15-31                   7.25           5,000,000             5,040,000
Total                                                             11,450,861

Connecticut (2.3%)
State General Obligation Bonds
  Series 1992A
   03-15-06                   6.40           8,000,000             8,863,120
State Health & Education Facilities
  Revenue Bonds
  Yale University Series 2003
   07-01-42                   5.00          10,000,000            10,185,400
Total                                                             19,048,520

Florida (2.7%)
Orlando & Orange Counties Expressway Authority
  Revenue Bonds Series 2003B
  (AMBAC Insured)
   07-01-30                   5.00          10,000,000            10,200,899
Port St. Lucie Utility Revenue Bonds
  Series 2001 (MBIA Insured)
   09-01-31                   5.13           2,000,000             2,045,480

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

Florida (cont.)
State Board of Public Education Capital Outlay
  Unlimited General Obligation Bonds
  Series 2000A
   06-01-16                   5.50%         $3,145,000            $3,544,384
State Municipal Loan Council Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 2000A (MBIA Insured)
   04-01-20                   6.02           4,360,000(b)          1,963,046
State Municipal Loan Council Revenue Bonds
  North Miami Beach Water Project
  Series 2002B (MBIA Insured)
   08-01-32                   5.00           4,610,000             4,695,977
Total                                                             22,449,786

Hawaii (0.7%)
State Unlimited General Obligation Bonds
  Series 2001CV (FGIC Insured)
   08-01-11                   5.50           5,000,000             5,736,450

Idaho (0.3%)
State Health Facilities Authority
  Revenue Bonds
  Bannock Regional Medical Center
  Series 1995
   05-01-25                   6.13           2,250,000             2,303,078

Illinois (7.2%)
Alton Madison County Hospital Facilities
  Refunding Revenue Bonds
  St. Anthony's Health Center Series 1996
   09-01-10                   6.00           2,975,000             3,049,851
   09-01-14                   6.00           1,765,000             1,762,547
Chicago Board of Education Unlimited
  General Obligation Bonds
  Chicago School Reform
  Series 1997A (AMBAC Insured)
   12-01-17                   5.40           5,000,000             5,448,150
Cook & Will Counties Township High School
  District #206 Capital Appreciation Bonds
  Zero Coupon Series 1992C (AMBAC Insured)
   12-01-10                   6.55           2,605,000(b)          2,067,693
Cook County Community
  Consolidated School District #21
  Capital Appreciation General Obligation Bonds
  Zero Coupon Series 2000 (FSA Insured)
   12-01-19                   6.03           3,140,000(b)          1,443,741
Cook County School District #170
  Chicago Heights Pre-refunded
  Capital Appreciation Bonds
  Zero Coupon Series 1992C
  (AMBAC Insured)
   12-01-09                   6.50           2,155,000(b)          1,800,589
   12-01-10                   6.55           2,155,000(b)          1,710,510
Jefferson County Unlimited
  General Obligation Bonds
  Series 2003A (FGIC Insured)
   01-15-24                   5.25           2,420,000             2,527,400
Kendall Kane & Will Counties Community
  School District #308 Unlimited
  General Obligation Bonds
  Series 2002A (FSA Insured)
   10-01-08                   4.50           2,260,000             2,456,100
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Capital Appreciation
  Refunding Revenue Bonds McCormick Place
  Expansion Zero Coupon Series 1993A
  Escrowed to Maturity (FGIC Insured)
   06-15-21                   6.54           1,870,000(b)            808,513
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Capital Appreciation
  Un-refunded Revenue Bonds McCormick
  Place Expansion Zero Coupon Series 1993A
  (FGIC Insured)
   06-15-10                   6.64             240,000(b)            189,797
State Development Finance Authority
  Pollution Control Refunding Revenue Bonds
  Illinois Power Series 1991A
   07-01-21                   7.38          10,000,000            11,597,199
State Development Finance Authority
  Retirement Housing Revenue Bonds
  Zero Coupon Series 1990
  Escrowed to Maturity
   04-15-20                   7.75          13,745,000(b)          6,067,455
State Educational Facilities Authority
  Pre-refunded Revenue Bonds
  Columbia College Series 1992
   12-01-17                   6.88           1,930,000             2,039,933
State Educational Facilities Authority
  Refunding Revenue Bonds
  Augustana College Series 2003A
   10-01-22                   5.63           2,500,000             2,578,275

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

Illinois (cont.)
State Educational Facilities Authority
  Revenue Bonds University of Chicago
  Series 2003A
   07-01-25                   5.25%         $6,770,000            $7,077,696
State Educational Facilities Authority
  Un-refunded Revenue Bonds
  Columbia College Series 1992
   12-01-17                   6.88             830,000               851,074
State Unlimited General Obligation Bonds
   1st Series 2001 (FSA Insured)
   05-01-26                   5.25           6,500,000             6,758,505
Total                                                             60,235,028

Indiana (1.9%)
Seymour Economic Development
  Revenue Bonds
  Union Camp Series 1992
   07-01-12                   6.25           2,870,000             3,163,113
State Transportation Finance Authority
  Highway Revenue Bonds
  Series 1990A
   06-01-15                   7.25          10,000,000            12,587,407
Total                                                             15,750,520

Kentucky (0.3%)
Muhlenberg County Hospital
  Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series1996
   07-01-10                   6.75           2,575,000             2,699,192

Louisiana (1.9%)
New Orleans Capital Appreciation
  General Obligation Refunding
  Revenue Bonds Zero Coupon
  Series 1991 (AMBAC Insured)
   09-01-12                   6.63           6,250,000(b)          4,393,813
New Orleans Home Mortgage Authority
  Special Obligation Refunding Bonds
  Series 1992 Escrowed to Maturity
   01-15-11                   6.25           8,950,000            10,550,797
State Public Facilities Authority
  Revenue Bonds Centenary College
  Series 1997
   02-01-17                   5.90           1,000,000             1,148,550
Total                                                             16,093,160

Maine (1.2%)
State Municipal Refunding Revenue Bonds
  Series 2003A
   11-01-07                   5.00           9,000,000             9,957,060

Maryland (1.3%)
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Series 2003
   06-01-08                   5.25          10,000,000            11,222,100

Massachusetts (5.6%)
Boston Unlimited General Obligation
  Refunding Revenue Bonds
  Series 2003A (MBIA Insured)
   02-01-22                   5.00           6,805,000             7,085,570
Route 3 North Transit Improvement
  Association Lease Revenue Bonds
  Series 2000 (MBIA Insured)
   06-15-17                   5.75           7,570,000             8,656,749
State Development Finance Agency
  Revenue Bonds Series 2003A
   07-01-23                   6.38           1,000,000             1,073,150
State Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University Series 2002FF
   07-15-37                   5.13          15,000,000            15,363,751
State Housing Finance Agency Revenue Bonds
  Series 2003A
   12-01-15                   4.60           2,815,000             2,875,325
State Housing Finance Agency Revenue Bonds
  Series 2003B
   12-01-15                   4.60           2,300,000             2,349,289
   12-01-16                   4.70           4,310,000             4,401,975
State Unlimited General Obligation
  Refunding Bonds Consolidated Loan
  Series 2002E
   01-01-08                   5.50           3,000,000             3,349,230
Westfield Limited General Obligation
  Refunding Bonds
  Series 2003 (MBIA Insured)
   09-01-12                   5.00           1,180,000             1,312,691
Total                                                             46,467,730

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

Michigan (4.1%)
Battle Creek Calhoun County Downtown
  Development Authority Pre-refunded
  Bonds Series 1994
   05-01-22                   7.65%         $3,750,000            $3,925,875
Detroit Downtown Development Authority
  Development Area Project #1 Junior Lien
  Tax Increment Pre-refunded Bonds
  Series 1996D
   07-01-25                   6.50           6,000,000             6,859,560
Hudsonville Public Schools
  Unlimited General Obligation Refunding
  Bonds Series 1997 (FGIC Insured)
   05-01-27                   5.15           2,000,000             2,039,280
New Haven Community Schools Unlimited
  General Obligation Bonds Series 2002
   05-01-22                   5.25           5,500,000             5,859,535
State Hospital Finance Authority Revenue Bonds
  Oakwood Obligated Group Series 2003
   11-01-18                   5.50           1,570,000             1,634,244
State Municipal Bond Authority
  Clean Water Revolving Fund
  Revenue Bonds Series 2001
   10-01-19                   5.25           2,000,000             2,159,800
State Municipal Bond Authority
  Drinking Water Revolving Fund
  Revenue Bonds Series 2002
   10-01-22                   5.00           4,350,000             4,517,388
Summit Academy North
  Public School Academy Certificates
  of Participation Series 2001
   07-01-21                   7.13           1,615,000             1,678,179
Wayne State University Revenue Bonds
  Series 1999 (FGIC Insured)
   11-15-19                   5.25           2,500,000             2,686,100
Wayne-Westland Community Schools Unlimited
  General Obligation Bonds Series 1998
  (FSA Insured)
   05-01-14                   5.13           3,000,000             3,229,380
Total                                                             34,589,341

Minnesota (0.7%)
Austin Housing & Redevelopment Authority
  Governmental Housing Gross
  Revenue Bonds
  Courtyard Residence Series 2000A
   01-01-20                   7.15             650,000               657,267
State Refunding Unlimited General Obligation Bonds
  Series 2003
   08-01-13                   4.00           5,000,000             5,176,200
Total                                                              5,833,467

Missouri (0.5%)
State Health & Educational Facilities Authority
  Revenue Bonds Park College  Series 1999
   06-01-19                   5.88           4,000,000             4,213,520

Montana (0.2%)
State Unlimited General Obligation
  Refunding Bonds Long Range Building
  Series 2003G
   08-01-14                   4.00           1,520,000             1,553,866

Nebraska (0.9%)
State Public Power District
  Refunding Revenue Bonds
  Series 1998A (MBIA Insured)
   01-01-14                   5.25           6,500,000             7,098,845

Nevada (3.3%)
Clark County School District General Obligation
  Refunding Bonds (FSA Insured)
   06-15-12                   5.50          10,000,000            11,412,100
Clark County Special Improvement District #108
  Local Improvement Bonds Summerlin
  Series 1997
   02-01-12                   6.50           4,255,000             4,399,032
Department of Business & Industry
  Capital Appreciation Revenue Bonds
  Las Vegas Monorail
  Zero Coupon Series 2000
  (AMBAC Insured)
   01-01-15                   5.65           9,870,000(b)          6,022,871
Summerlin Local Improvement
  Revenue Bonds District #808
  Series 2001
   06-01-11                   6.00           1,995,000             2,044,436

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

Nevada (cont.)
Washoe County Airport Authority
  Airport System Improvement
  Refunding Revenue Bonds
  Series 2003 (FSA Insured)
   07-01-09                   5.00%         $3,110,000            $3,443,548
Total                                                             27,321,987

New Jersey (3.9%)
New Jersey Sports & Exposition Authority
  State Contract Rites Series 2000A
  Inverse Floater (MBIA Insured)
   03-01-16                  10.33           3,385,000(f)          4,317,500
New Jersey Sports & Exposition Authority
  State Contract Rites Series 2000B
  Inverse Floater (MBIA Insured)
   03-01-17                  10.33           3,535,000(f)          4,487,470
New Jersey Sports & Exposition Authority
  State Contract Rites Series 2000C
  Inverse Floater (MBIA Insured)
   03-01-18                  10.33           3,490,000(f)          4,392,514
State Economic Development Authority
  Senoir Lien Revenue Bonds
  Series 2001A (MBIA Insured)
   07-01-07                   5.00           7,955,000             8,734,431
State Transportation Toll Road Fund Authority
  Transportation Systems Revenue Bonds
  Series 2001A
   06-15-07                   5.50           3,435,000             3,819,548
State Transportation Trust Fund Authority
  Refunding Revenue Bonds
  Residual Certificates Inverse Floater
  Series 2000 (FSA Insured)
   06-15-14                  10.79           5,000,000(f)          6,833,400
Total                                                             32,584,863

New York (9.5%)
Battery Park City Authority Revenue Bonds
  Series 2003A
   11-01-22                   5.25           5,000,000             5,348,550
Long Island Power Authority Electric System
  Refunding Revenue Bonds
  Series 2003B
   06-01-05                   5.00           5,000,000             5,231,100
Metropolitan Transportation Authority
  Revenue Bonds Series 2002A
   11-15-32                   5.75           5,000,000             5,484,650
New York City
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27                   5.38           5,000,000             5,172,000
New York City
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19                   5.50           2,500,000             2,672,350
New York City Unlimited General Obligation
  Pre-refunded Bonds Series 1994B-1
   08-15-16                   7.00           8,850,000             9,303,917
New York City Unlimited General Obligation
  Refunding Bonds Series 2002C
   08-01-10                   5.25           7,645,000             8,452,618
New York City Unlimited General Obligation
  Refunding Bonds Series 2002G
  (FGIC Insured)
   08-01-10                   5.50          10,000,000            11,421,499
State Dormitory Authority
  New York City University System
  Consolidated 2nd Generation Resource
  Revenue Bonds Series 1993A
   07-01-18                   5.75           5,500,000             6,363,060
State Dormitory Authority
  Refunding Revenue Bonds
  Sloan-Kettering Center
  Series 2003 (MBIA Insured)
   07-01-23                   5.00           5,000,000             5,135,400
   07-01-24                   5.00           2,500,000             2,544,425
State Thruway Authority
  Highway & Bridge Trust Fund
  Revenue Bonds Series 1999B
  (FGIC Insured)
   04-01-08                   5.00           2,730,000             3,016,623
State Urban Development Revenue Bonds
  Correctional & Youth Facilities Series 2002A
   01-01-08                   5.00           5,000,000             5,477,450
   01-01-09                   5.00           3,500,000             3,864,630
Total                                                             79,488,272

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

North Carolina (3.0%)
Charlotte Governmental Facilities
  Certificates of Participation
  Series 2003G
   06-01-28                   5.00%         $1,750,000            $1,771,578
Charlotte Unlimited General Obligation Bonds
  Series 2003A
   07-01-08                   4.25           2,000,000             2,158,780
Charlotte Unlimited General Obligation
  Refunding Bonds
  Series 1998
   02-01-16                   5.25           5,000,000             5,471,350
Eastern Municipal Power Agency
 Catawba Electric #1
 Revenue Bonds Series 2003A
   01-01-11                   5.50           5,125,000             5,631,298
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 2003A
   01-01-10                   5.50           2,375,000             2,602,739
Eastern Municipal Power Agency
  Power System Refunding Revenue Bonds
  Series 2003F
   01-01-14                   5.50           5,000,000             5,437,400
Rutherford County Unlimited General Obligation
  Refunding Revenue Bonds
  Series 2003B (MBIA Insured)
   06-01-06                   4.50           1,985,000             2,123,196
Total                                                             25,196,341

Ohio (1.7%)
Avon Lake General Obligation Refunding Bonds
  Series 2001 (AMBAC Insured)
   12-01-14                   5.50           1,245,000             1,414,843
Carroll Water & Sewer District
  Unlimited General Obligation Bonds
  Series 1998
   12-01-10                   6.25             635,000               667,798
Cleveland City School District
  Refunding Revenue Bonds
  Series 1997 (AMBAC Insured)
   06-01-07                   5.75           7,000,000             7,879,200
Cuyahoga County Refunding Revenue Bonds
  Cleveland Clinic Foundation
  Series 2003A
   01-01-32                   6.00           4,000,000             4,253,680
Total                                                             14,215,521

Oklahoma (0.3%)
Valley View Hospital Authority
  Refunding Revenue Bonds
  Series 1996
   08-15-14                   6.00           2,695,000             2,753,212

Oregon (2.0%)
State Department of Administrative Services
  Revenue Bonds Series 2003
  (FSA Insured)
   09-01-06                   5.00           7,190,000             7,825,452
   09-01-11                   5.00           5,000,000             5,592,000
State Housing & Community Services Department
  Single Family Mortgage Program
  Series 2003A
   07-01-24                   4.80           3,225,000             3,231,611
Total                                                             16,649,063

Pennsylvania (2.4%)
Allegheny County Industrial Development
  Authority Capital Appreciation
  Revenue Bonds
  Magee Women's Hospital
  Zero Coupon Series 1992
  (FGIC Insured)
   10-01-17                   5.81           5,115,000(b)          2,691,564
Central Bucks School District Unlimited
  General Obligation Bonds
  Series 2003 (MBIA Insured)
   05-15-21                   5.00           4,680,000             4,874,501
Delaware County Industrial Development
  Authority Pollution Control
  Refunding Revenue Bonds
  Series 1997A
   07-01-13                   6.10           4,000,000             4,266,240
Lehigh County Industrial Development Authority
  Pollution Control Refunding
  Revenue Bonds Series 2003
  (AMBAC Insured)
   11-01-08                   3.13           2,500,000             2,558,150
State Industrial Development Authority
  Revenue Bonds Series 2002
  (AMBAC Insured)
   07-01-09                   5.00           4,825,000             5,387,305
Total                                                             19,777,760

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

Puerto Rico (1.2%)(g)
Commonwealth of Puerto Rico Highway
 & Transportation Authority Revenue Bonds
 Series 2003 (FGIC Insured)
   07-01-18                   5.25%         $3,000,000            $3,307,170
Puerto Rico Municipal Finance Agency
  General Obligation Bonds
  Series 2000R Inverse Floater
  (FSA Insured)
   08-01-13                  10.32           5,000,000(f)          6,607,000
Total                                                              9,914,170

Rhode Island (0.2%)
Providence Special Tax Increment
  Obligation Bonds Series 1996D
   06-01-16                   6.65           1,500,000             1,488,705

South Carolina (1.9%)
Horry County Hospital
  Refunding Revenue Bonds
  Conway Hospital Series 1992
   07-01-12                   6.75             695,000               704,077
State Public Service Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC Insured)
   01-01-19                   5.00           5,000,000             5,302,300
   01-01-20                   5.00           4,000,000             4,216,000
State Transportation Infrastructure
  Junior Lien Revenue Bonds
  Series 2001B (AMBAC Insured)
   10-01-31                   5.25           5,000,000             5,218,400
Total                                                             15,440,777

Tennessee (1.4%)
Memphis Public Improvement Unlimited
  General Obligation Bonds
  Series 2000
   04-01-15                   5.25           5,365,000             5,830,092
Shelby County Public Improvement & School
  Unlimited General Obligation Bonds
  Series 2003A (MBIA Insured)
   03-01-14                   5.00           5,260,000             5,719,040
Total                                                             11,549,132

Texas (6.9%)
Austin Utility System Capital Appreciation
  Refunding Revenue Bonds Zero Coupon
  Series 1992 (AMBAC Insured)
   11-15-10                   6.51           5,055,000(b)          3,960,087
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19                   5.00           1,525,000             1,601,037
Clint Independent School District Unlimited
  General Obligation Bonds Series 2003A
  (Permanent School Fund Guarantee)
   08-15-29                   5.13           6,425,000             6,571,940
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Bonds
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-21                   5.13           3,500,000             3,664,080
Duncanville Texas Independent School District
  Capital Appreciation Unlimited General
  Obligation Bonds Series 2001
  (Permanent School Fund Guarantee)
   02-15-28                   5.65           7,000,000             7,507,780
Harris County Health Facilities Development
  Hermann Hospital Revenue Bonds
  Series 1994 (MBIA Insured)
   10-01-24                   6.38           8,820,000             9,285,783
Midland Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-19                   5.25           2,220,000             2,381,172
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11                   4.00           8,285,000             8,659,565
San Antonio Electric & Gas Refunding
  Revenue Bonds     Series 2003
   02-01-13                   5.25           3,000,000             3,359,580
San Antonio Municipal Drain Utility System
  Revenue Bonds Series 2003
  (MBIA Insured)
   02-01-20                   5.00           1,980,000             2,067,714

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Name of                     Coupon             Principal           Value(a)
issuer and                   rate               amount
title of issue(c,d)

Texas (cont.)
San Antonio Water Pre-refunded Revenue Bonds
  Series 1992 (FGIC Insured)
   05-15-07                   6.40%           $800,000              $819,528
San Antonio Water Refunding Revenue Bonds
  Series 1992 Escrowed to Maturity
  (FGIC Insured)
   05-15-07                   6.40           3,695,000             4,241,010
Socorro Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001
  (Permanent School Fund Guarantee)
   08-15-19                   5.38           2,200,000             2,377,694
Tom Green County
  Health Facilities Development Hospital
  Revenue Bonds Shannon Health Systems
  Series 2001
   05-15-11                   6.20           1,000,000             1,065,580
Total                                                             57,562,550

Utah (0.5%)
Intermountain Power Agency
  Power Supply Refunding Revenue
  Bonds Series 2003A (FSA Insured)
   07-01-06                   5.00           3,500,000             3,781,750

Virginia (0.4%)
State Public School Authority Revenue Bonds
  Series 2001A
   08-01-16                   5.00           3,300,000             3,547,302

Washington (6.9%)
Energy Northwest Electric
  Refunding Revenue Bonds
  Project #3 Series 2003A
  (MBIA Insured)
   07-01-12                   5.50          10,000,000            11,370,800
Grant County Public Utility District #2
  Refunding Revenue Bonds
  Series 2001H (FSA Insured)
   01-01-09                   5.00           9,635,000            10,662,862
King County Housing Authority
  Pooled Housing Refunding
  Revenue Bonds Series 1995A
   03-01-26                   6.80           2,500,000             2,591,475
King County Unlimited Tax
  General Obligation Bonds
  Auburn School District #408
  Series 1992A
   12-01-06                   6.38           8,000,000             8,578,160
Seattle Municipal Light & Power Improvement
  Refunding Revenue Bonds Series 2001
  (FSA Insured)
   03-01-26                   5.13           3,415,000             3,488,183
Seattle Water System
  Refunding Revenue Bonds
  Series 2003 (MBIA Insured)
   09-01-19                   5.00           7,185,000             7,566,667
State Public Power Supply System
  Nuclear Power Project #3
  Capital Appreciation Refunding
  Revenue Bonds Zero Coupon
  Series 1989B (MBIA Insured)
   07-01-13                   6.61          10,360,000(b)          6,899,242
State Unlimited General Obligation Bonds
  Series 1999B
   01-01-13                   5.00           2,675,000             2,888,706
Vancouver Limited Tax General Obligation Bonds
  Series 2003 (AMBAC Insured)
   12-01-29                   5.00           3,650,000             3,705,736
Total                                                             57,751,831

Wisconsin (0.4%)
State Health & Educational Facilities Authority
  Devine Savior Hospital Revenue Bonds
  Series 1999 (ACA Insured)
   06-01-28                   5.70           3,140,000             3,235,958

Total municipal bonds
(Cost: $765,672,298)                                            $803,396,165

 See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Municipal notes (2.6%)
Issuer(c,d,e)               Effective         Amount               Value(a)
                              yield         payable at
                                             maturity

California Department of Water Resources
  Power Supply Revenue Bonds
  V.R. Series 2002B-1 (Bayerische Landesbank)
   05-01-22                   1.05%         $6,000,000            $6,000,000
California Unlimited General Obligation Bonds
  V.R. Series 2003A-1
  (Westdeutsche Lansdesbank/
  J.P. Morgan Chase Bank)
   05-01-33                   1.10           5,000,000             5,000,000
California Unlimited General Obligation Bonds
  V.R. Series 2003A-2
  (Westdeutsche Lansdesbank/
  J.P. Morgan Chase Bank)
   05-01-33                   1.05           2,300,000             2,300,000
East Baton Rouge Parish Louisiana
  Pollution Control Refunding Revenue Bonds
  (Exxon) V.R. Series 1989
   11-01-19                   1.03           2,000,000             2,000,000
Iowa State Finance Authority Private College
  Revenue Bonds Morningside College
  (Iowa Finance Authority) V.R. Series 2001
   07-01-26                   1.15%         $2,500,000            $2,500,000
Jackson County Mississippi
  Pollution Control Refunding Revenue Bonds
  (Chevron USA) V.R. Series 1993
   06-01-23                   1.08           2,200,000             2,200,000
New York City Unlimited General Obligation Bonds
  V.R. Series 2001A-7 (AMBAC Insured)
   11-01-24     1.01  1,800,000    1,800,000

Total municipal notes
(Cost: $21,800,000)                                              $21,800,000

Total investments in securities
(Cost: $787,472,298)(h)                                         $825,196,165

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --  ACA Financial Guaranty Corporation

     AMBAC      --  American Municipal Bond Association Corporation

     BIG        --  Bond Investors Guarantee

     CGIC       --  Capital Guaranty Insurance Company

     FGIC       --  Financial Guaranty Insurance Company

     FHA        --  Federal Housing Authority

     FNMA       --  Federal National Mortgage Association

     FHLMC      --  Federal Home Loan Mortgage Corporation

     FSA        --  Financial Security Assurance

     GNMA       --  Government National Mortgage Association

     MBIA       --  MBIA Insurance Corporation

     XLCA       --  XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.     --  Bond Anticipation Note

     C.P.       --  Commercial Paper

     R.A.N.     --  Revenue Anticipation Note

     T.A.N.     --  Tax Anticipation Note

     T.R.A.N.   --  Tax & Revenue Anticipation Note

     V.R.       --  Variable Rate

     V.R.D.B.   --  Variable Rate Demand Bond

     V.R.D.N.   --  Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer/obligor or third party, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2003.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2003.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.2% of net assets as of Nov. 30, 2003.

(h) At Nov. 30, 2003, the cost of securities for federal income tax purposes was $787,398,429 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $41,309,879
     Unrealized depreciation                                       (3,512,143)
                                                                   ----------
     Net unrealized appreciation                                  $37,797,736
                                                                  -----------

--------------------------------------------------------------------------------
19   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Exempt Bond Fund

Nov. 30, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $787,472,298)                                                                      $825,196,165
Capital shares receivable                                                                                    27,502
Accrued interest receivable                                                                              14,225,692
Receivable for investment securities sold                                                                 2,563,291
                                                                                                          ---------
Total assets                                                                                            842,012,650
                                                                                                        -----------
Liabilities
Disbursements in excess of cash on demand deposit                                                            82,848
Dividends payable to shareholders                                                                           556,508
Capital shares payable                                                                                      196,511
Payable for investment securities purchased                                                               7,400,808
Accrued investment management services fee                                                                   20,618
Accrued distribution fee                                                                                     13,780
Accrued transfer agency fee                                                                                   1,421
Accrued administrative services fee                                                                           1,833
Other accrued expenses                                                                                       79,615
                                                                                                             ------
Total liabilities                                                                                         8,353,942
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                     $833,658,708
                                                                                                       ============
Represented by
Capital stock -- $.01 par value (Note 1)                                                               $  2,033,881
Additional paid-in capital                                                                              756,671,239
Undistributed net investment income                                                                         515,244
Accumulated net realized gain (loss)                                                                     36,714,477
Unrealized appreciation (depreciation) on investments                                                    37,723,867
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $833,658,708
                                                                                                       ============
Net assets applicable to outstanding shares:                  Class A                                  $777,210,248
                                                              Class B                                  $ 50,069,384
                                                              Class C                                  $  6,377,080
                                                              Class Y                                  $      1,996
Net asset value per share of outstanding capital stock:       Class A shares         189,619,637       $       4.10
                                                              Class B shares          12,212,688       $       4.10
                                                              Class C shares           1,555,241       $       4.10
                                                              Class Y shares                 487       $       4.10
                                                                                             ---       ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Statement of operations
AXP Tax-Exempt Bond Fund

Year ended Nov. 30, 2003
Investment income
Income:
Interest                                                                                               $ 40,596,480
                                                                                                       ------------
Expenses (Note 2):
Investment management services fee                                                                        3,967,418
Distribution fee
   Class A                                                                                                2,044,429
   Class B                                                                                                  573,620
   Class C                                                                                                   65,131
Transfer agency fee                                                                                         395,630
Incremental transfer agency fee
   Class A                                                                                                   37,909
   Class B                                                                                                    7,429
   Class C                                                                                                    1,136
Service fee -- Class Y                                                                                            3
Administrative services fees and expenses                                                                   371,126
Compensation of board members                                                                                11,535
Custodian fees                                                                                               60,261
Printing and postage                                                                                         96,644
Registration fees                                                                                            60,603
Audit fees                                                                                                   37,000
Other                                                                                                        16,469
                                                                                                             ------
Total expenses                                                                                            7,746,343
   Earnings credits on cash balances (Note 2)                                                               (12,108)
                                                                                                            -------
Total net expenses                                                                                        7,734,235
                                                                                                          ---------
Investment income (loss) -- net                                                                          32,862,245
                                                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                               42,710,851
Net change in unrealized appreciation (depreciation) on investments                                     (26,442,031)
                                                                                                        -----------
Net gain (loss) on investments                                                                           16,268,820
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $ 49,131,065
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Tax-Exempt Bond Fund

Year ended Nov. 30,                                                                 2003                  2002
Operations and distributions
Investment income (loss) -- net                                                 $  32,862,245         $  37,895,049
Net realized gain (loss) on security transactions (Note 3)                         42,710,851            14,444,794
Net change in unrealized appreciation (depreciation) on investments               (26,442,031)          (14,425,283)
                                                                                  -----------           -----------
Net increase (decrease) in net assets resulting from operations                    49,131,065            37,914,560
                                                                                   ----------            ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (30,456,408)          (35,723,130)
     Class B                                                                       (1,698,625)           (1,996,207)
     Class C                                                                         (191,892)             (174,833)
     Class Y                                                                              (76)                  (86)
   Net realized gain
     Class A                                                                       (6,690,997)                   --
     Class B                                                                         (486,235)                   --
     Class C                                                                          (47,443)                   --
     Class Y                                                                              (16)                   --
                                                                                  -----------           -----------
Total distributions                                                               (39,571,692)          (37,894,256)
                                                                                  -----------           -----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         55,197,624            70,523,836
   Class B shares                                                                   7,873,399            16,974,180
   Class C shares                                                                   2,422,188             3,420,432
Reinvestment of distributions at net asset value
   Class A shares                                                                  26,634,464            24,601,228
   Class B shares                                                                   1,848,486             1,620,813
   Class C shares                                                                     218,677               152,933
Payments for redemptions
   Class A shares                                                                (141,767,014)         (133,065,616)
   Class B shares (Note 2)                                                        (20,505,619)          (11,654,342)
   Class C shares (Note 2)                                                         (2,216,784)           (1,729,804)
                                                                                   ----------            ----------
Increase (decrease) in net assets from capital share transactions                 (70,294,579)          (29,156,340)
                                                                                  -----------           -----------
Total increase (decrease) in net assets                                           (60,735,206)          (29,136,036)
Net assets at beginning of year                                                   894,393,914           923,529,950
                                                                                  -----------           -----------
Net assets at end of year                                                       $ 833,658,708         $ 894,393,914
                                                                                =============         =============
Undistributed net investment income                                             $     515,244         $          --
                                                                                -------------         -------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Tax-Exempt Bond Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Exempt Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
23   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

--------------------------------------------------------------------------------
24   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the year ended Nov. 30, 2003.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                    2003           2002
Class A
Distributions paid from:
   Ordinary income -- tax-exempt distributions*    $30,456,408    $35,723,130
   Long-term capital gain                            6,690,997             --
Class B
Distributions paid from:
   Ordinary income -- tax-exempt distributions*      1,698,625      1,996,207
   Long-term capital gain                              486,235             --
Class C
Distributions paid from:
   Ordinary income -- tax-exempt distributions*        191,892        174,833
   Long-term capital gain                               47,443             --
Class Y
Distributions paid from:
   Ordinary income  --  tax-exempt distributions*           76             86
   Long-term capital gain                                   16             --

* Tax-exempt distributions were 99.22% and 95.54% for the years 2003 and 2002, respectively.

As of Nov. 30, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                     $ 7,811,248
Accumulated long-term gain (loss)                                 $32,441,101
Unrealized appreciation (depreciation)                            $35,257,747

--------------------------------------------------------------------------------
25   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $20.50

o   Class B $21.50

o   Class C $21.00

o   Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

--------------------------------------------------------------------------------
26   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19.50 for Class A, $20.50 for Class B, $20 for Class C and $17.50 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $639,842 for Class A, $98,334 for Class B and $2,468 for Class C for the year ended Nov. 30, 2003.

During the year ended Nov. 30, 2003, the Fund's custodian and transfer agency fees were reduced by $12,108 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $785,916,201 and $850,763,114, respectively, for the year ended Nov. 30, 2003. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                      Year ended Nov. 30, 2003
                                             Class A       Class B       Class C    Class Y
Sold                                      13,417,349     1,919,622       589,724      --
Issued for reinvested distributions        6,508,825       451,283        53,380      --
Redeemed                                 (34,629,030)   (4,970,326)     (542,091)     --
                                         -----------    ----------      --------    ----
Net increase (decrease)                  (14,702,856)   (2,599,421)      101,013      --
                                         -----------    ----------       -------    ----

                                                      Year ended Nov. 30, 2002
                                             Class A       Class B       Class C    Class Y
Sold                                      17,279,640     4,153,975       837,532      --
Issued for reinvested distributions        6,040,118       397,717        37,487      --
Redeemed                                 (32,674,273)   (2,857,314)     (425,731)     --
                                         -----------    ----------      --------    ----
Net increase (decrease)                   (9,354,515)    1,694,378       449,288      --
                                         -----------    ----------      --------    ----

--------------------------------------------------------------------------------
27   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

5. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 2003.

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001     2000    1999
Net asset value, beginning of period                                    $4.05    $4.05    $3.93    $3.84   $4.18
Income from investment operations:
Net investment income (loss)                                              .15      .17      .19      .20     .21
Net gains (losses) (both realized and unrealized)                         .08       --      .12      .09    (.34)
Total from investment operations                                          .23      .17      .31      .29    (.13)
Less distributions:
Dividends from net investment income                                     (.15)    (.17)    (.19)    (.20)   (.21)
Distributions from realized gains                                        (.03)      --       --       --      --
Total Distributions                                                      (.18)    (.17)    (.19)    (.20)   (.21)
Net asset value, end of period                                          $4.10    $4.05    $4.05    $3.93   $3.84

Ratios/supplemental data
Net assets, end of period (in millions)                                  $777     $828     $866     $811    $877
Ratio of expenses to average daily net assets(c)                         .82%     .81%     .81%     .82%    .77%
Ratio of net investment income (loss) to average daily net assets       3.78%    4.23%    4.54%    5.31%   5.17%
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%     45%
Total return(e)                                                         5.91%    4.30%    7.88%    7.89%  (3.22%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
28   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001     2000    1999
Net asset value, beginning of period                                    $4.06    $4.05    $3.93    $3.84   $4.18
Income from investment operations:
Net investment income (loss)                                              .12      .15      .16      .17     .18
Net gains (losses) (both realized and unrealized)                         .07       --      .12      .09    (.34)
Total from investment operations                                          .19      .15      .28      .26    (.16)
Less distributions:
Dividends from net investment income                                     (.12)    (.14)    (.16)    (.17)   (.18)
Distributions from realized gains                                        (.03)      --       --       --      --
Total Distributions                                                      (.15)    (.14)    (.16)    (.17)   (.18)
Net asset value, end of period                                          $4.10    $4.06    $4.05    $3.93   $3.84

Ratios/supplemental data
Net assets, end of period (in millions)                                   $50      $60      $53      $37     $39
Ratio of expenses to average daily net assets(c)                        1.58%    1.57%    1.57%    1.57%   1.53%
Ratio of net investment income (loss) to average daily net assets       3.02%    3.47%    3.77%    4.55%   4.41%
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%     45%
Total return(e)                                                         4.85%    3.77%    7.07%    7.08%  (3.97%)

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001    2000(b)
Net asset value, beginning of period                                    $4.06    $4.06    $3.93    $3.82
Income from investment operations:
Net investment income (loss)                                              .12      .14      .16      .07
Net gains (losses) (both realized and unrealized)                         .07       --      .13      .11
Total from investment operations                                          .19      .14      .29      .18
Less distributions:
Dividends from net investment income                                     (.12)    (.14)    (.16)    (.07)
Distributions from realized gains                                        (.03)      --       --       --
Total Distributions                                                      (.15)    (.14)    (.16)    (.07)
Net asset value, end of period                                          $4.10    $4.06    $4.06    $3.93

Ratios/supplemental data
Net assets, end of period (in millions)                                    $6       $6       $4      $--
Ratio of expenses to average daily net assets(c)                        1.59%    1.57%    1.57%    1.57%(d)
Ratio of net investment income (loss) to average daily net assets       3.01%    3.39%    3.62%    5.37%(d)
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%
Total return(e)                                                         4.84%    3.52%    7.35%    4.89%(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
29   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                             2003     2002     2001     2000    1999
Net asset value, beginning of period                                    $4.06    $4.06    $3.93    $3.83   $4.18
Income from investment operations:
Net investment income (loss)                                              .16      .18      .19      .21     .21
Net gains (losses) (both realized and unrealized)                         .07       --      .13      .10    (.35)
Total from investment operations                                          .23      .18      .32      .31    (.14)
Less distributions:
Dividends from net investment income                                     (.16)    (.18)    (.19)    (.21)   (.21)
Distributions from realized gains                                        (.03)      --       --       --      --
Total Distributions                                                      (.19)    (.18)    (.19)    (.21)   (.21)
Net asset value, end of period                                          $4.10    $4.06    $4.06    $3.93   $3.83

Ratios/supplemental data
Net assets, end of period (in millions)                                   $--      $--      $--      $--     $--
Ratio of expenses to average daily net assets(c)                         .66%     .66%     .66%     .66%    .67%
Ratio of net investment income (loss) to average daily net assets       3.89%    4.32%    4.72%    5.46%   5.21%
Portfolio turnover rate (excluding short-term securities)                 92%     102%      53%      28%     45%
Total return(e)                                                         5.74%    4.40%    8.28%    8.33%  (3.32%)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
30   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Tax-Exempt Bond Fund, (a series of AXP Tax-Exempt Series, Inc.) as of November 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2003, and the financial highlights for each of the years in the five-year period ended November 30, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Tax-Exempt Bond Fund as of November 30, 2003, the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 9, 2004

--------------------------------------------------------------------------------
31   ---   AXP TAX-EXEMPT BOND FUND   ---   2003 ANNUAL REPORT

PART C.    OTHER INFORMATION

Item 23. Exhibits.

(a)(1) Articles of Incorporation amended October 17, 1988, filed as Exhibit 1 to Post-Effective Amendment No. 23 to this Registration Statement, are incorporated by reference.

(a)(2) Articles of Amendment, dated June 16, 1999 are incorporated by reference to Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 48 filed on or about Jan. 29, 2001.

(b) By-Laws as amended Jan. 11, 2001 are incorporated by reference to Exhibit (b) to Registrant's Post-Effective Amendment No. 48 filed on or about Jan. 29, 2001.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-57382 on September 30, 1976, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed as
          Exhibit 5 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(d)(2) Investment Management Services Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Corporation, dated Nov. 13, 1996, is incorporated by reference to
          Exhibit 5(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(d)(3) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22 to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated August 16, 1979, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(g)(2) Custodian Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and First Bank National Association, dated Nov. 13, 1996, is incorporated by reference to Exhibit 8(a) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 42 to Registration Statement 2-57328 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant on behalf of IDS Intermediate Tax-Exempt Fund and American Express Financial Corporation, dated Nov. 13, 1996, is incorporated by reference to
          Exhibit 9(e) of Registrant's Post-Effective Amendment No. 43 filed on or about Jan. 27, 1998.

(h)(3) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
          Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(4) License Agreement between Registrant and IDS Financial Corporation dated Jan. 25, 1988 is incorporated by reference to Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 44 filed on or about Nov. 24, 1998.

(h)(5) License Agreement, dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(6) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997 filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(7) Transfer Agency Agreement between AXP Tax-Exempt Series, Inc. on behalf of AXP Intermediate Tax-Exempt Fund and AXP Tax-Exempt Bond Fund and American Express Client Service Corporation, dated May 1, 2003, filed electronically as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 52 filed on or about Jan. 29, 2004, is filed electronically herewith.

(h)(8) Fee Waiver Agreement between American Express Financial Corporation and American Express Client Service Corporation dated Dec. 1, 2003, is filed electronically herewith as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 52 filed on or about Jan. 29, 2004.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent Auditors' Consent is filed electronically herewith.

(k)       Omitted Financial Statements: None.

(l)       Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No.
          2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution For Class C Shares dated March 9, 2000, between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
          Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Rule 18f-3 Plan, dated March 9, 2000, is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement file No. 2-51586 filed on or about June 26, 2000.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000, as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign amendments to this Registration Statement, dated January 7, 2004, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated January 9, 2002, filed electronically as Exhibit
          (q)(2) to Registrant's Post-Effective Amendment No. 49 filed on or about Jan. 29, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement, dated September 17, 2002 filed electronically as Exhibit
          (q)(3) to Registrant's Post-Effective Amendment No. 50 filed on or about Nov. 12, 2002, is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant:

                  None.

Item 25.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company                                         and Vice President-Insurance Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Express                                          Senior Vice President and
Senior Vice President and       Financial Advisors Inc.                                   Chief Financial Officer
Chief Financial Officer
                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Credit Opportunities                             Treasurer
                                GP LLC

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Vice President and Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                AMEX Assurance Company                                    Treasurer

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault             American Express Company     World Financial Center       Chairman and Chief
Director                                                     200 Vesey Street             Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Retail Distribution
Vice President - Retail         Advisors Inc.                                             Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - AEFA
Vice President - AEFA           Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer               IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investment                                                               Investments
Administration Officer
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Investment
                                Advisors Inc.                                             Administration Officer

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Henry Heitman                   American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             Product Development
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Texas Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Interactive
Vice President - Interactive    Advisors Inc.                                             Business Strategy
Business Strategy

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Theresa A. Kaminski             American Express Financial                                Vice President - Compliance
Vice President -                Advisors Inc.
Compliance

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director
                                Asset Management
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
                                                                                          Prevention Officer

                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Credit Opportunities                             Money Laundering
                                GP LLC                                                    Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Enterprise                                       Money Laundering
                                REO 1, LLC                                                Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                IDS REO 1, LLC                                            Money Laundering
                                                                                          Prevention Officer

                                IDS REO 2, LLC                                            Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Financial
Manager Platinum Financial                                                                Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Services
Marketing  & Product
Services

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail Group
U.S. Retail Group
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President and Director of
Vice President and Director     Advisors Inc.                                             Equity Research
of Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - LFO Finance
Vice President -                Financial Advisors Inc.
LFO Finance

                                Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Credit                                           Vice President and Chief Financial
                                Opportunities GP LLC                                      Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Kentucky Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Maryland  Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Pennslyvania Inc.

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Executive Vice President -      Service Corporation                                       President and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Corporation                                               Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Service Operations

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Service Operations

Balakrish R. Natarajan          American Express Financial                                Vice President - Finance
Vice President - Finance        Advisors Inc.

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Kristi L. Petersen              American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President, General Counsel
                                Life Insurance Company                                    and Secretary

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

Daniel J. Rivera                American Express                                          Vice President - Senior
Vice President - Senior         Financial Advisors Inc.                                   Portfolio Manager II
Portfolio Manager II

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital                                          Director
Senior Vice President -         Strategies Group Inc.
Institutional
Group                           American Express Asset                                    Director and Chief
                                Management Group Inc.                                     Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional Group

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Manager
                                Group LLC

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Peter B. Schofield              American Express                                          Vice President - Auditing
Vice President - Auditing       Financial Advisors Inc.

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing
Client Acquisition
Marketing

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan
Vice President - Plan           Advisors Inc.                                             Sponsor Services
Sponsor Services
                                American Express Trust                                    Vice President - Plan
                                Company                                                   Sponsor Services

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.                                   and Treasurer
AEFA Controller
                                American Enterprise                                       Treasurer
                                Investment Services, Inc.

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer,
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President -         Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service Support
Vice President -                Financial Advisors Inc.
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Vice President                  Advisors Inc.
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Chief          None
                                                        Financial Officer - Finance

         Walter S. Berman                               Director, Senior Vice President        None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest       None

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - AEFA                  None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Investments           None
                                                        Administration Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage             None
                                                        Product Development

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Interactive           None
                                                        Business Development

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Theresa Kaminski                               Vice President - Compliance            None

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President and General             None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - Products

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary                              None

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Balakrish R. Natarnjan                         Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark Riordan                                   Vice President - Finance               None
                                                        Emerging Technologies

         Daniel J. Rivera                               Vice President - Senior                None
                                                        Portfolio Manager II

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Board member and
                                                        Institutional Group                    Vice President

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing              None

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Technologies I                         None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AXP Tax-Exempt Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 27th day of January, 2004.


AXP TAX-EXEMPT SERIES, INC.
       AXP Intermediate Tax-Exempt Fund
       AXP Tax-Exempt Bond Fund


By /s/ Paula R. Meyer
   --------------------
       Paula R. Meyer, President


By /s/ Steve Turbenson
   -------------------
       Steve Turbenson, Assistant Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of January, 2004.


Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr*                          Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

Signature                                            Capacity


/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

 * Signed pursuant to Directors' Power of Attorney dated January 7, 2004, filed electronically herewith as Exhibit (q)(1) by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 52 TO REGISTRATION STATEMENT NO. 2-57328


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

        The prospectus for AXP Intermediate Tax-Exempt Fund
        The prospectus for AXP Tax-Exempt Bond Fund

Part B.

        Statement of Additional Information for AXP Intermediate Tax-Exempt Fund Statement of Additional Information for AXP Tax-Exempt Bond Fund Financial Statements

Part C.

        Other information.

The signatures.